As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

687 Excelsior Blvd,
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 20.08%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	1.98%	$1,285,339	$1,260,248
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	1.98%	1,376,628	1,345,929
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.13%	188,621	183,654
Ally Auto Receivables Trust, 2015-1 A3	09/16/2019	1.39%	690,414	689,401
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	209,708	209,977
BA Credit Card Trust, 2014-A1 A (1 Month LIBOR USD + 0.380%) (c)	06/15/2021	2.16%	3,000,000	3,006,877
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	3,750,000	3,687,894
Barclays Dryrock Issuance Trust
Series 2014-3 A	07/15/2022	2.41%	2,141,000	2,133,028
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.08%	3,225,000	3,227,869
Cabela's Credit Card Master Note Trust
Series 2013-2A A2 (1 Month LIBOR USD + 0.650%) (a)(c)	08/16/2021	1.08%	3,885,000	3,892,276
Series 2016-1 A1	06/15/2022	1.78%	5,405,000	5,347,860
Series 2014-2 A (1 Month LIBOR USD + 0.450%) (c)	07/15/2022	2.23%	1,004,000	1,007,410
California Republic Auto Receivables Trust, 2017-1 A2	11/15/2019	1.55%	989,672	988,085
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	16,346	16,448
Citibank Credit Card Issuance Trust, 2016-A2	11/20/2023	2.19%	6,730,000	6,567,284
Colony American Homes
Series 2015-C1 (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	3.67%	1,940,000	1,946,040
Series 2015-A1 (1 Month LIBOR USD + 1.200%) (a)(c)	07/19/2032	2.92%	3,791,304	3,803,260
Colony Starwood Homes, 2016-A1 (1 Month LIBOR USD + 1.500%) (a)(c)	07/19/2033	3.31%	3,558,995	3,579,856
Conn's Receivables Funding LLC, 2017-B A (a)	07/15/2020	2.73%	1,581,731	1,579,135
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	861,329	853,191
Discover Card Execution Note Trust, 2017-A6	02/15/2023	1.88%	5,000,000	4,905,790
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	5,043,255	5,021,773
Ford Credit Auto Owner Trust
Series 2017-C A3	03/15/2022	2.01%	3,450,000	3,406,802
Series 2016-REV1 A (a)	08/15/2027	2.31%	2,150,000	2,116,467
GM Financial Automobile Leasing Trust, 2018-1 A2A	04/20/2020	2.39%	3,510,000	3,501,910
Invitation Homes Trust
Series 2015-SFR1 A (1 Month LIBOR USD + 1.450%) (a)(c)	03/18/2032	3.20%	3,582,668	3,585,325
Series 2015-SFR3 A (1 Month LIBOR USD + 1.300%) (a)(c)	08/19/2032	3.05%	3,850,079	3,852,751
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	2.66%	1,602,645	1,614,427
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	4,280,000	4,268,012
Ocwen Master Advance Receivables Trust
Series 2016-T1 AT1 (a)	08/17/2048	2.52%	3,062,000	3,061,043
Series 2017-T1 AT1 (a)	09/15/2048	2.50%	2,000,000	1,999,844
Series 2016-T2 AT2 (a)	08/16/2049	2.72%	3,190,000	3,141,203
OneMain Direct Auto Receivables Trust, 2016-1A A (a)	01/15/2021	2.04%	255,950	255,796
OneMain Financial Issuance Trust, 2015-2A B (a)	07/18/2025	3.10%	1,265,000	1,265,171
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	3,282,260	3,237,001
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	3,175,000	3,174,437
Santander Drive Auto Receivables Trust, 2017-2 A2	03/16/2020	1.60%	2,217,019	2,214,762
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	4,500,000	4,475,123
Series 2018-A A2A (a)	10/20/2020	2.71%	3,875,000	3,874,877
SMB Private Education Loan Trust, 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	2.23%	2,143,533	2,145,236
SoFi Professional Loan Program LLC
Series 2015-C A2 (a)	08/25/2033	2.51%	1,721,539	1,695,327
Series 2016-A A2 (a)	12/26/2036	2.76%	4,282,779	4,244,527
Series 2017-C A2A (a)	07/25/2040	1.75%	2,884,623	2,860,255
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	3,300,000	3,292,783
Synchrony Credit Card Master Note Trust
Series 2017-1 A	06/15/2023	1.93%	3,140,000	3,083,137
Series 2018-1 A	03/15/2024	2.97%	3,100,000	3,099,083
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	3,550,000	3,527,604
Series 2016-PT1 A (a)	06/15/2022	1.93%	2,511,880	2,487,354
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	3,200,813	3,194,465
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	2,840,000	2,776,602
Verizon Owner Trust
Series 2017-2A A (a)	12/20/2021	1.92%	4,300,000	4,237,872
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.01%	4,525,000	4,526,341
TOTAL ASSET BACKED SECURITIES (Cost $146,387,377)				145,468,822

CORPORATE BONDS: 32.25%
Finance and Insurance: 13.22%
Aflac, Inc.	03/16/2020	2.40%	2,835,000	2,804,889
American Express Credit Corp.	10/30/2019	1.70%	2,000,000	1,965,462
American Honda Finance Corp.	02/12/2021	2.65%	2,020,000	2,009,756
American International Group, Inc.	08/15/2020	3.38%	3,000,000	3,013,110
Bank of America Corp.	04/21/2020	2.25%	8,155,000	8,036,324
BB&T Corp.	01/15/2020	2.45%	2,260,000	2,241,194
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	1,500,000	1,561,232
Capital One Financial Corp.	05/12/2020	2.50%	1,700,000	1,673,430
Chubb INA Holdings, Inc.	11/03/2020	2.30%	2,500,000	2,462,218
Citigroup, Inc.	10/26/2020	2.65%	4,175,000	4,125,130
Citigroup, Inc.	01/14/2022	4.50%	1,195,000	1,241,773
Citizens Bank NA	03/14/2019	2.50%	2,725,000	2,716,601
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	3,180,000	3,213,394
Fifth Third Bancorp	07/27/2020	2.88%	1,965,000	1,961,181
General Motors Financial Co., Inc.	05/09/2019	2.40%	2,170,000	2,159,064
Goldman Sachs Group, Inc./The	09/15/2020	2.75%	4,135,000	4,092,916
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	3,420,000	3,385,022
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	2,775,000	2,901,314
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,515,442
ING Bank NV (a)(b)	03/22/2019	2.30%	2,500,000	2,488,376
John Deere Capital Corp.	01/08/2021	2.55%	2,490,000	2,467,570
JPMorgan Chase & Co.	01/23/2020	2.25%	6,515,000	6,435,838
Lazard Group LLC	11/14/2020	4.25%	1,935,000	1,988,832
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	2,000,000	1,960,993
Morgan Stanley	07/24/2020	5.50%	5,455,000	5,729,974
PNC Bank NA	01/22/2021	2.50%	2,430,000	2,394,521
Prudential Financial, Inc.	06/15/2019	7.38%	1,400,000	1,474,629
Prudential Financial, Inc.	11/15/2020	4.50%	2,000,000	2,076,756
State Street Corp.	08/18/2020	2.55%	2,500,000	2,485,426
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,479,877
Trinity Acquisition PLC (b)	09/15/2021	3.50%	1,915,000	1,912,421
UnitedHealth Group, Inc.	10/15/2020	3.88%	2,280,000	2,326,452
Wells Fargo & Co.	04/22/2019	2.13%	2,790,000	2,773,293
Wells Fargo & Co.	07/22/2020	2.60%	2,725,000	2,698,987
				95,773,397
Information: 4.05%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,602,078
America Movil SAB de CV (b)	03/30/2020	5.00%	1,880,000	1,940,361
AT&T, Inc.	02/15/2021	4.60%	1,750,000	1,812,826
AT&T, Inc.	02/17/2021	2.80%	4,290,000	4,247,963
CBS Corp.	08/15/2019	2.30%	2,030,000	2,013,522
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	1,955,000	1,960,504
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	3,000,000	3,118,202
Discovery Communications LLC	06/01/2020	5.05%	2,150,000	2,235,307
Microsoft Corp.	02/06/2020	1.85%	2,640,000	2,613,673
Orange SA (b)	11/03/2019	1.63%	2,000,000	1,958,595
Verizon Communications, Inc.	03/15/2021	3.45%	2,200,000	2,222,140
Vodafone Group PLC (b)	03/16/2021	4.38%	2,515,000	2,599,725
				29,324,896
Manufacturing: 7.94%
Abbott Laboratories	11/30/2021	2.90%	2,270,000	2,245,981
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,821,127
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (b)	02/01/2022	3.95%	2,500,000	2,506,375
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	2,335,000	2,316,712
Apple, Inc.	02/23/2021	2.25%	3,175,000	3,127,248
Archer-Daniels-Midland Co.	03/01/2021	4.48%	2,000,000	2,083,579
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	2,410,000	2,418,261
Celgene Corp.	08/15/2020	2.88%	2,825,000	2,813,813
Chevron Corp.	03/03/2020	1.96%	2,280,000	2,247,469
Daimler Finance North America LLC (a)	07/05/2019	1.50%	2,300,000	2,261,142
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	1,750,000	1,698,610
Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	1,988,096
General Electric Co.	01/07/2021	4.63%	2,525,000	2,616,141
Heineken NV (a)(b)	04/01/2022	3.40%	3,000,000	3,013,236
Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	2,600,000	2,578,842
Kraft Heinz Foods Co.	07/02/2020	2.80%	2,135,000	2,120,215
L3 Technologies, Inc.	02/15/2021	4.95%	2,525,000	2,631,390
Newell Brands, Inc.	03/29/2019	2.60%	1,332,000	1,325,967
Packaging Corp. of America	12/15/2020	2.45%	1,630,000	1,604,249
PepsiCo, Inc.	10/14/2020	2.15%	2,400,000	2,369,258
Philip Morris International, Inc.	02/25/2019	1.38%	2,250,000	2,222,740
QUALCOMM, Inc.	05/20/2020	2.10%	1,300,000	1,285,174
Reynolds American, Inc.	06/12/2020	3.25%	2,330,000	2,330,224
Rockwell Collins, Inc.	07/15/2019	1.95%	2,220,000	2,195,862
Siemens Financieringsmaatschappij NV (a)(b)	09/13/2019	1.30%	1,710,000	1,672,748
Tyson Foods, Inc.	08/15/2019	2.65%	2,015,000	2,003,592
				57,498,051
Mining, Quarrying, and Oil and Gas Extraction: 1.08%
Enterprise Products Operating LLC	02/15/2021	2.80%	2,115,000	2,091,930
Occidental Petroleum Corp.	02/01/2021	4.10%	1,765,000	1,816,250
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	1,995,000	1,990,056
Total Capital International SA (b)	06/19/2021	2.75%	1,915,000	1,898,252
				7,796,488
Professional, Scientific, and Technical Services: 0.65%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,236,272
eBay, Inc.	08/01/2019	2.20%	2,520,000	2,498,761
				4,735,033
Real Estate and Rental and Leasing: 0.90%
Air Lease Corp.	06/01/2021	3.38%	2,150,000	2,153,424
Ford Motor Credit Company LLC	11/04/2019	2.60%	2,365,000	2,345,685
Toyota Motor Credit Corp.	04/17/2020	1.95%	2,030,000	1,996,576
				6,495,685
Retail Trade: 1.81%
BP Capital Markets PLC (b)	01/15/2020	2.52%	1,905,000	1,893,982
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,047,913
CVS Health Corp.	07/20/2020	2.80%	2,390,000	2,372,944
Home Depot, Inc./The	06/15/2019	2.00%	2,330,000	2,318,047
Hyundai Capital America (a)	03/18/2021	3.00%	2,535,000	2,504,891
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	3,000,000	2,985,405
				13,123,182
Transportation and Warehousing: 0.31%
Carnival Corp. (b)	10/15/2020	3.95%	2,225,000	2,281,219

Utilities: 1.52%
Berkshire Hathaway Energy Co. (a)	01/15/2021	2.38%	2,345,000	2,305,565
Dominion Resources, Inc.	08/15/2019	1.60%	2,305,000	2,265,327
Exelon Generation Co., LLC	01/15/2020	2.95%	2,135,000	2,129,051
PG&E Corp.	03/01/2019	2.40%	2,260,000	2,245,320
Sempra Energy	02/01/2023	2.90%	2,120,000	2,073,862
				11,019,125
Wholesale Trade: 0.77%
LyondellBasell Industries NV (b)	04/15/2019	5.00%	1,617,000	1,641,492
Sherwin-Williams Co./The	05/15/2020	2.25%	2,255,000	2,217,574
Sysco Corp.	10/01/2020	2.60%	1,760,000	1,745,342
				5,604,408
TOTAL CORPORATE BONDS (Cost $237,412,054)				233,651,484

MORTGAGE BACKED SECURITIES: 14.38%
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	2.78%	3,775,000	3,787,865
Commercial Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	1,117,692	1,077,349
CSMC Trust
Series 2015-2 A2 (a)(d)	02/25/2045	3.00%	1,130,241	1,129,153
Series 2017-HL1 A3 (a)(d)	06/25/2047	3.50%	3,168,116	3,166,947
Series 2017-HL2 A3 (a)(d)	10/25/2047	3.50%	3,135,940	3,137,605
Fannie Mae Aces
Series 2015-M7 ASQ2	04/25/2018	1.55%	14,409	14,383
Series 2013-M13 FA (1 Month LIBOR USD + 0.350%) (c)	05/25/2018	2.22%	50,119	50,127
Series 2013-M14 FA (1 Month LIBOR USD + 0.350%) (c)	08/25/2018	2.22%	1,494,610	1,495,557
Series 2015-M6 A1 (d)	01/25/2026	2.94%	1,900,452	1,905,199
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 2M1 (1 Month LIBOR USD + 2.200%) (c)	10/25/2028	4.07%	767,103	772,519
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.17%	2,348,576	2,367,526
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.02%	2,497,292	2,514,416
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.52%	2,422,107	2,423,363
Fannie Mae Pool	02/01/2021	3.50%	22,305	22,760
Fannie Mae Pool	08/01/2021	3.00%	88,357	88,909
Fannie Mae Pool	09/01/2021	3.00%	109,642	110,482
Fannie Mae Pool	11/01/2021	3.00%	220,055	221,745
Fannie Mae Pool	12/01/2025	3.50%	250,942	256,064
Fannie Mae Pool	09/01/2026	3.50%	227,585	232,230
Fannie Mae Pool	01/01/2027	2.50%	3,382,871	3,355,455
Fannie Mae Pool	12/01/2027	2.50%	3,488,284	3,458,530
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	2.41%	398,138	394,721
FHLMC Multifamily Structured Pass Through Certificates
Series K-709 A1	10/25/2018	1.56%	189,945	189,344
Series KP04 AG2 (1 Month LIBOR USD + 0.200%) (c)	10/25/2019	1.87%	2,965,000	2,964,999
Series K-LH1 A (1 Month LIBOR USD + 0.700%) (c)	11/25/2022	2.37%	3,245,000	3,258,923
Series K-052 A1	01/25/2025	2.60%	2,980,333	2,951,548
Series 3855 HE	02/15/2026	2.50%	9,815	9,758
Series 4181 PF (1 Month LIBOR USD + 0.250%) (c)	11/15/2042	2.03%	1,359,736	1,355,279
Flagstar Mortgage Trust, 2017-2 A5 (a)(d)	10/25/2047	3.50%	2,834,909	2,830,035
FREMF Mortgage Trust
Series 2012-K708 B (a)(d)	02/25/2045	3.75%	3,250,000	3,272,028
Series 2013-KF02 B (1 Month LIBOR USD + 3.000%) (a)(c)	12/25/2045	4.67%	528,826	529,262
Series 2011-K10 B (a)(d)	11/25/2049	4.62%	2,220,000	2,298,913
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	3.14%	411,429	411,553
GP Portfolio Trust, 2014-GPP A (1 Month LIBOR USD + 1.200%) (a)(c)	02/16/2027	2.98%	3,014,577	3,015,126
GS Mortgage Securities Corp. Trust, 2018-CHLL A (1 Month LIBOR USD + 0.750%) (a)(c)	02/17/2037	2.34%	3,830,000	3,829,868
GS Mortgage Securities Trust, 2010-C2 A1 (a)	12/10/2043	3.85%	118,810	120,515
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	1,210,611	1,215,340
Series 2017-1 A5 (a)(d)	01/25/2047	3.50%	3,172,101	3,184,491
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	3,585,588	3,586,148
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,710,756
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	2.55%	4,195,000	4,202,997
Series 2010-C2 A3 (a)	11/15/2043	4.07%	4,255,782	4,342,168
Series 2011-C3 A3 (a)	02/16/2046	4.39%	197,866	198,895
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	24,586	24,582
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.48%	2,785,000	2,790,160
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (1 Month LIBOR USD + 0.400%) (c)	02/06/2020	2.11%	1,740,491	1,744,288
Series 2011-R3 1A (1 Month LIBOR USD + 0.400%) (c)	04/09/2020	2.15%	1,227,721	1,230,418
Series 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.16%	134,432	134,922
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	1,346,510	1,360,409
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	1,197,357	1,212,134
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	2,522,045	2,542,036
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	3,039,564	3,098,279
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	3,445,242	3,511,146
Series 2017-3A A1 (a)(d)	04/25/2057	4.00%	1,898,784	1,929,996
Sequoia Mortgage Trust, 2015-3 A4 (a)(d)	07/25/2045	3.50%	823,921	828,153
VNDO Mortgage Trust, 2013-PENN (a)	12/13/2029	3.81%	4,185,000	4,258,723
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	512	512
TOTAL MORTGAGE BACKED SECURITIES (Cost $105,294,451)				104,126,609

MUNICIPAL BONDS: 0.41%
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	191,163	191,758
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,385,139
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,383,670
TOTAL MUNICIPAL BONDS (Cost $2,965,174)				2,960,567

U.S. GOVERNMENT AGENCY ISSUES: 12.69%
Federal Farm Credit Banks	04/13/2020	1.55%	16,775,000	16,506,214
Federal Farm Credit Banks	05/08/2020	1.55%	17,800,000	17,499,767
Federal Farm Credit Banks	10/26/2020	1.75%	3,800,000	3,735,104
Federal Farm Credit Banks	11/27/2020	1.90%	7,000,000	6,901,762
Federal Farm Credit Banks	04/05/2021	2.54%	11,410,000	11,405,253
Federal Home Loan Banks	06/12/2020	1.75%	18,380,000	18,115,769
Federal Home Loan Mortgage Corp.	02/16/2021	2.38%	9,695,000	9,667,563
Federal National Mortgage Association	01/19/2023	2.38%	8,215,000	8,111,746
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $93,068,415)				91,943,178

U.S. GOVERNMENT NOTES: 8.65%
United States Treasury Note	06/30/2020	1.88%	8,205,000	8,122,630
United States Treasury Note	07/15/2020	1.50%	6,500,000	6,378,887
United States Treasury Note	08/31/2020	1.38%	4,000,000	3,908,438
United States Treasury Note	09/30/2020	1.38%	2,340,000	2,284,151
United States Treasury Note	09/30/2020	2.00%	4,000,000	3,965,625
United States Treasury Note	02/15/2021	2.25%	6,550,000	6,524,926
United States Treasury Note	10/31/2022	2.00%	7,660,000	7,480,470
United States Treasury Note	11/15/2022	1.63%	25,000,000	24,000,000
TOTAL U.S. GOVERNMENT NOTES (Cost $63,003,761)				62,665,127

SHORT TERM INVESTMENT: 4.36%
MONEY MARKET FUND: 4.36%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (e)(f)			31,582,438	31,582,438
TOTAL MONEY MARKET FUND (Cost $31,582,438)				31,582,438
TOTAL SHORT TERM INVESTMENT (Cost $31,582,438)				31,582,438

TOTAL INVESTMENTS (Cost $679,713,670): 92.82%				672,398,225
Other Assets in Excess of Liabilities: 7.18% (g)				52,038,858
TOTAL NET ASSETS: 100.00%				$724,437,083

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2018, the value of these securities total $180,012,552 which represents 24.85% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(f)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR - London Interbank Offered Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2018 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$12,536,565	DB	04/18/2018	AUD	$12,457,762	USD	$12,536,565	$–	$(78,803)
2,112,289	DB	05/16/2018	AUD	2,104,574	USD	2,112,289	–	(7,715)
6,213,178	BAML	06/22/2018	AUD	6,049,866	USD	6,213,178	–	(163,312)
14,763,862	DB	04/18/2018	BRL	14,545,698	USD	14,763,862	–	(218,164)
7,983,436	DB	05/16/2018	BRL	7,976,878	USD	7,983,436	–	(6,558)
36,462,934	DB	04/18/2018	CAD	36,223,242	USD	36,462,934	–	(239,692)
1,457,244	BAML	06/22/2018	CAD	1,466,279	USD	1,457,244	9,035	–
29,262,977	DB	04/18/2018	CHF	28,959,284	USD	29,262,977	–	(303,693)
5,996,818	DB	05/16/2018	CHF	5,954,512	USD	5,996,818	–	(42,306)
6,739,133	BAML	06/22/2018	CHF	6,666,473	USD	6,739,133	–	(72,660)
1,515,958	DB	04/18/2018	CLP	1,500,410	USD	1,515,958	–	(15,548)
254,194	DB	04/18/2018	COP	260,483	USD	254,194	6,289	–
361,081	DB	05/16/2018	COP	359,943	USD	361,081	–	(1,138)
13,037,409	DB	04/18/2018	EUR	12,938,004	NOK	13,037,409	–	(99,405)
344,450	DB	05/16/2018	EUR	345,719	NOK	344,450	1,269	–
3,687,185	DB	04/18/2018	EUR	3,684,251	PLN	3,687,185	–	(2,934)
14,049,360	DB	04/18/2018	EUR	14,083,941	SEK	14,049,360	34,581	–
1,439,290	DB	05/16/2018	EUR	1,444,612	SEK	1,439,290	5,322	–
12,334,036	DB	04/18/2018	EUR	12,297,264	TRY	12,334,036	–	(36,772)
4,928,111	DB	05/16/2018	EUR	4,914,151	TRY	4,928,111	–	(13,960)
30,581,570	DB	04/18/2018	EUR	30,533,689	USD	30,581,570	–	(47,881)
17,356,692	DB	05/16/2018	EUR	17,236,568	USD	17,356,692	–	(120,124)
55,123,361	BAML	06/22/2018	EUR	54,861,821	USD	55,123,361	–	(261,540)
27,237,176	DB	04/18/2018	GBP	27,465,847	USD	27,237,176	228,671	–
7,033,248	DB	05/16/2018	GBP	6,958,561	USD	7,033,248	–	(74,687)
42,926,320	BAML	06/22/2018	GBP	42,986,491	USD	42,926,320	60,171	–
11,403	DB	04/18/2018	ILS	11,418	USD	11,403	15	–
4,894,674	DB	04/18/2018	INR	4,885,583	USD	4,894,674	–	(9,091)
27,170,853	DB	04/18/2018	JPY	27,100,454	USD	27,170,853	–	(70,399)
8,914,196	DB	05/16/2018	JPY	8,880,648	USD	8,914,196	–	(33,548)
71,260,892	BAML	06/22/2018	JPY	71,029,235	USD	71,260,892	–	(231,657)
3,002,221	DB	04/18/2018	KRW	3,017,421	USD	3,002,221	15,200	–
849,398	DB	05/16/2018	KRW	850,500	USD	849,398	1,102	–
11,831,849	DB	04/18/2018	MXN	12,163,522	USD	11,831,849	331,673	–
9,771,596	DB	05/16/2018	MXN	9,853,672	USD	9,771,596	82,076	–
436,716	BAML	06/22/2018	MXN	441,748	USD	436,716	5,032	–
13,018,803	DB	04/18/2018	NOK	12,953,456	EUR	13,018,803	–	(65,347)
10,548,595	DB	05/16/2018	NOK	10,365,647	EUR	10,548,595	–	(182,948)
2,164,317	DB	04/18/2018	NOK	2,141,940	USD	2,164,317	–	(22,377)
2,463,117	DB	05/16/2018	NOK	2,424,845	USD	2,463,117	–	(38,272)
19,357,418	DB	04/18/2018	NZD	19,288,157	USD	19,357,418	–	(69,261)
23,040,978	BAML	06/22/2018	NZD	22,753,907	USD	23,040,978	–	(287,071)
3,665,306	DB	04/18/2018	PLN	3,655,306	EUR	3,665,306	–	(10,000)
2,344,067	DB	05/16/2018	PLN	2,342,445	EUR	2,344,067	–	(1,622)
1,713,919	DB	04/18/2018	PLN	1,718,155	USD	1,713,919	4,236	–
1,816,847	DB	05/16/2018	PLN	1,806,750	USD	1,816,847	–	(10,097)
6,670,034	DB	04/18/2018	RUB	6,606,160	USD	6,670,034	–	(63,874)
3,034,476	DB	05/16/2018	RUB	3,045,769	USD	3,034,476	11,293	–
14,073,852	DB	04/18/2018	SEK	13,867,198	EUR	14,073,852	–	(206,654)
12,334	DB	05/16/2018	SEK	12,377	EUR	12,334	43	–
5,115,863	DB	04/18/2018	SEK	5,015,674	USD	5,115,863	–	(100,189)
4,360,666	DB	05/16/2018	SEK	4,283,298	USD	4,360,666	–	(77,368)
1,567,055	DB	04/18/2018	SGD	1,571,858	USD	1,567,055	4,803	–
1,123,149	DB	05/16/2018	SGD	1,122,362	USD	1,123,149	–	(787)
12,448,499	DB	04/18/2018	TRY	11,980,022	EUR	12,448,499	–	(468,477)
173,267	DB	05/16/2018	TRY	170,761	EUR	173,267	–	(2,506)
7,393,983	DB	04/18/2018	TRY	7,160,323	USD	7,393,983	–	(233,660)
5,309,902	DB	04/18/2018	ZAR	5,323,975	USD	5,309,902	14,073	–
Total Purchase Contracts				632,120,909		635,298,122	814,884	(3,992,097)

Sale Contracts:
$12,698,488	DB	04/18/2018	USD	$12,457,761	AUD	$12,698,488	$240,727	$–
84,380	DB	05/16/2018	USD	84,490	AUD	84,380	–	(110)
9,436,928	BAML	06/22/2018	USD	9,434,719	AUD	9,436,928	2,209	–
14,610,766	DB	04/18/2018	USD	14,545,698	BRL	14,610,766	65,068	–
6,502,122	DB	05/16/2018	USD	6,564,934	BRL	6,502,122	–	(62,812)
50,452,893	DB	04/18/2018	USD	50,735,834	CAD	50,452,893	–	(282,941)
56,123,348	BAML	06/22/2018	USD	56,431,523	CAD	56,123,348	–	(308,175)
29,575,222	DB	04/18/2018	USD	28,959,284	CHF	29,575,222	615,938	–
413,981	DB	05/16/2018	USD	409,570	CHF	413,981	4,411	–
1,157,130	BAML	06/22/2018	USD	1,143,396	CHF	1,157,130	13,734	–
128,608	DB	04/18/2018	USD	129,174	CLP	128,608	–	(566)
261,213	DB	04/18/2018	USD	260,483	COP	261,213	730	–
2,146	DB	05/16/2018	USD	2,145	COP	2,146	1	–
13,018,802	DB	04/18/2018	NOK	12,938,004	EUR	13,018,802	80,798	–
10,548,595	DB	05/16/2018	NOK	10,445,657	EUR	10,548,595	102,938	–
3,665,307	DB	04/18/2018	PLN	3,684,251	EUR	3,665,307	–	(18,944)
2,344,068	DB	05/16/2018	PLN	2,345,951	EUR	2,344,068	–	(1,883)
14,073,852	DB	04/18/2018	SEK	14,083,941	EUR	14,073,852	–	(10,089)
12,334	DB	05/16/2018	SEK	12,347	EUR	12,334	–	(13)
12,448,498	DB	04/18/2018	TRY	12,297,264	EUR	12,448,498	151,234	–
173,267	DB	05/16/2018	TRY	172,860	EUR	173,267	407	–
30,678,646	DB	04/18/2018	USD	30,533,689	EUR	30,678,646	144,957	–
495,534	DB	05/16/2018	USD	493,884	EUR	495,534	1,650	–
2,023,974	BAML	06/22/2018	USD	2,017,425	EUR	2,023,974	6,549	–
27,377,558	DB	04/18/2018	USD	27,465,847	GBP	27,377,558	–	(88,289)
1,054,165	BAML	06/22/2018	USD	1,047,661	GBP	1,054,165	6,504	–
1,055,504	DB	04/18/2018	USD	1,041,869	ILS	1,055,504	13,635	–
628,321	DB	04/18/2018	USD	628,878	INR	628,321	–	(557)
27,244,876	DB	04/18/2018	USD	27,100,454	JPY	27,244,876	144,422	–
8,451,596	BAML	06/22/2018	USD	8,440,261	JPY	8,451,596	11,335	–
3,005,582	DB	04/18/2018	USD	3,017,422	KRW	3,005,582	–	(11,840)
2,038,206	DB	05/16/2018	USD	2,055,297	KRW	2,038,206	–	(17,091)
11,989,260	DB	04/18/2018	USD	12,163,522	MXN	11,989,260	–	(174,262)
16,033,629	BAML	06/22/2018	USD	16,432,159	MXN	16,033,629	–	(398,530)
13,037,409	DB	04/18/2018	EUR	12,836,884	NOK	13,037,409	200,525	–
344,450	DB	05/16/2018	EUR	346,985	NOK	344,450	–	(2,535)
2,163,759	DB	04/18/2018	USD	2,141,940	NOK	2,163,759	21,819	–
590,945	DB	05/16/2018	USD	591,519	NOK	590,945	–	(574)
7,834,286	DB	04/18/2018	USD	7,783,194	NZD	7,834,286	51,092	–
1,182,596	BAML	06/22/2018	USD	1,176,964	NZD	1,182,596	5,632	–
3,687,185	DB	04/18/2018	EUR	3,676,130	PLN	3,687,185	11,055	–
1,726,514	DB	04/18/2018	USD	1,718,155	PLN	1,726,514	8,359	–
6,611,003	DB	04/18/2018	USD	6,606,160	RUB	6,611,003	4,843	–
14,049,360	DB	04/18/2018	EUR	13,888,237	SEK	14,049,360	161,123	–
1,439,290	DB	05/16/2018	EUR	1,447,353	SEK	1,439,290	–	(8,063)
5,098,958	DB	04/18/2018	USD	5,015,674	SEK	5,098,958	83,284	–
3,598,804	DB	05/16/2018	USD	3,600,662	SEK	3,598,804	–	(1,858)
1,569,178	DB	04/18/2018	USD	1,571,858	SGD	1,569,178	–	(2,680)
45,806	DB	05/16/2018	USD	45,811	SGD	45,806	–	(5)
12,334,036	DB	04/18/2018	EUR	12,109,405	TRY	12,334,036	224,631	–
4,928,111	DB	05/16/2018	EUR	5,007,083	TRY	4,928,111	–	(78,972)
7,182,684	DB	04/18/2018	USD	7,160,323	TRY	7,182,684	22,361	–
2,686,099	DB	05/16/2018	USD	2,710,333	TRY	2,686,099	–	(24,234)
848,327	DB	04/18/2018	USD	842,268	ZAR	848,327	6,059	–
Total Sale Contracts				459,854,592		460,767,599	2,408,030	(1,495,023)
Net Forward Currency Contracts				$172,266,317		$174,530,523	$3,222,914	$(5,487,120)
Net Unrealized Depreciation								$(2,264,206)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2018 (Unaudited)
	Number of
	Contracts		Current		Value
	Purchased	Settlement	Notional	Value at	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Trade Date	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	11	Jun-18	$1,558,846	$1,559,454	$-	$(608)
3 Mo Euro Euribor	563	Jun-19	173,506,401	173,419,218	87,183	-
90 Day Euro	351	Dec-18	85,560,637	85,556,026	4,611	-
90 Day Euro	380	Mar-19	92,539,500	92,538,127	1,373	-
90 Day Euro	365	Jun-19	88,809,062	88,787,313	21,749	-
90 Day Euro	324	Sep-19	78,792,750	78,765,510	27,240	-
90 Day Euro	185	Dec-19	44,961,938	44,930,114	31,824	-
90 Day Euro	183	Mar-20	44,471,287	44,437,119	34,168	-
90 Day Euro	122	Jun-20	29,646,000	29,612,256	33,744	-
Aluminum (a)(b)	357	Jun-18	17,879,006	19,491,331	-	(1,612,325)
Amsterdam Exchange Index	33	Apr-18	4,287,876	4,278,502	9,374	-
Australian 3 Yr Bond	219	Jun-18	18,699,745	18,665,698	34,047	-
Australian 10 Yr Bond	213	Jun-18	21,204,608	20,918,149	286,459	-
Brent Crude (a)	497	Jun-18	34,461,980	33,366,931	1,095,049	-
Brent Crude (a)	59	Jul-18	4,062,150	3,949,848	112,302	-
Brent Crude (a)	18	Aug-18	1,230,480	1,184,534	45,946	-
Brent Crude (a)	9	Sep-18	611,190	589,552	21,638	-
Brent Crude (a)	4	Oct-18	269,960	261,145	8,815	-
Brent Crude (a)	3	Nov-18	201,270	199,714	1,556	-
British Pound	20	Jun-18	1,757,250	1,769,150	-	(11,900)
CAC 40 10 Euro Index	156	Apr-18	9,894,082	10,025,738	-	(131,656)
Canadian 10 Yr Bond	83	Jun-18	8,585,719	8,511,350	74,369	-
Cocoa (ICE) (a)	137	May-18	3,369,451	3,445,224	-	(75,773)
Copper (a)(b)	165	Jun-18	27,691,473	29,195,093	-	(1,503,620)
Corn (a)	423	May-18	8,200,913	8,265,933	-	(65,020)
Cotton No.2 (a)	7	May-18	285,110	291,308	-	(6,198)
Cotton No.2 (a)	74	Jul-18	3,026,600	3,058,790	-	(32,190)
DAX Index	35	Jun-18	13,048,396	13,137,547	-	(89,151)
Dow Jones Industrial Average Mini E-Cbot Index	18	Jun-18	2,173,230	2,149,982	23,248	-
Euro-Bobl	1,148	Jun-18	185,398,236	184,557,612	840,624	-
Euro-BTP	285	Jun-18	48,670,683	47,502,104	1,168,579	-
Euro-Bund	328	Jun-18	64,344,034	63,806,687	537,347	-
Euro-Buxl 30 Yr Bond	52	Jun-18	10,581,585	10,431,649	149,936	-
Euro-OAT	185	Jun-18	35,189,859	34,658,436	531,423	-
Euro-Schatz	1,091	Jun-18	150,317,732	150,093,564	224,168	-
FTSE 100 Index	101	Jun-18	9,909,977	9,936,109	-	(26,132)
FTSE/JSE Top 40 Index	4	Jun-18	166,859	173,722	-	(6,863)
Gasoline RBOB (a)	230	May-18	19,518,997	18,802,003	716,994	-
Gasoline RBOB (a)	38	Jun-18	3,231,900	3,109,791	122,109	-
Gasoline RBOB (a)	12	Jul-18	1,017,727	975,183	42,544	-
Gasoline RBOB (a)	7	Aug-18	588,999	559,613	29,386	-
Gold (a)	147	Jun-18	19,511,310	19,553,056	-	(41,746)
Hang Seng Index	81	Apr-18	15,507,158	15,653,344	-	(146,186)
Hard Red Wheat (a)	67	Jul-18	1,628,938	1,642,543	-	(13,605)
Heating Oil (a)	272	May-18	23,087,904	21,925,450	1,162,454	-
Heating Oil (a)	24	Jun-18	2,035,152	1,978,091	57,061	-
Heating Oil (a)	7	Jul-18	593,292	567,140	26,152	-
Heating Oil (a)	4	Aug-18	338,872	324,533	14,339	-
H-Shares Index	70	Apr-18	5,372,094	5,405,649	-	(33,555)
IBEX 35 Index	3	Apr-18	353,310	349,903	3,407	-
Japanese 10 Yr Bond	62	Jun-18	87,850,571	87,813,363	37,208	-
Japanese Yen	63	Jun-18	7,436,756	7,441,891	-	(5,135)
KOSPI 200 Index	8	Jun-18	592,364	588,910	3,454	-
Lead (a)(b)	24	Jun-18	1,437,600	1,525,110	-	(87,510)
Long Gilt	158	Jun-18	27,225,938	27,047,443	178,495	-
Low Sulphur Gasoil (a)	391	May-18	24,163,800	22,724,774	1,439,026	-
Low Sulphur Gasoil (a)	70	Jun-18	4,298,000	4,199,292	98,708	-
Low Sulphur Gasoil (a)	17	Jul-18	1,037,850	1,026,747	11,103	-
MSCI EAFE Index	6	Jun-18	600,180	591,900	8,280	-
MSCI Emerging Markets Index	9	Jun-18	534,510	530,220	4,290	-
MSCI Taiwan Index	4	Apr-18	163,080	163,476	-	(396)
Nasdaq 100 E-Mini Index	202	Jun-18	26,639,760	26,538,516	101,244	-
Natural Gas (a)	1	May-18	27,330	26,752	578	-
Nickel (a)(b)	16	Jun-18	1,276,416	1,304,643	-	(28,227)
Nikkei 225 Index (OSE)	39	Jun-18	7,865,608	7,582,531	283,077	-
Nikkei 225 Index (SGX)	27	Jun-18	2,721,442	2,577,826	143,616	-
Russell 2000 Mini Index	260	Jun-18	19,905,600	20,575,606	-	(670,006)
S&P/TSX 60 Index	21	Jun-18	2,953,545	2,943,064	10,481	-
S&P500 E-Mini Index	157	Jun-18	20,747,550	20,659,887	87,663	-
Soybean (a)	211	May-18	11,022,112	11,269,354	-	(247,242)
Soybean Meal (a)	129	May-18	4,953,600	4,456,805	496,795	-
SPI 200 Index	29	Jun-18	3,194,009	3,249,690	-	(55,681)
Tokyo Price Index	89	Jun-18	14,357,267	13,827,843	529,424	-
U.S. 2 Yr Note	464	Jun-18	98,650,752	98,637,180	13,572	-
U.S. 5 Yr Note	305	Jun-18	34,910,586	34,766,161	144,425	-
U.S. 10 Yr Note	224	Jun-18	27,135,501	26,923,652	211,849	-
WTI Crude (a)	496	May-18	32,210,240	30,937,587	1,272,653	-
WTI Crude (a)	60	Jun-18	3,892,200	3,715,087	177,113	-
WTI Crude (a)	18	Jul-18	1,161,720	1,109,182	52,538	-
WTI Crude (a)	9	Aug-18	576,360	552,626	23,734	-
WTI Crude (a)	5	Sep-18	317,400	302,909	14,491	-
WTI Crude (a)	3	Oct-18	188,760	179,835	8,925	-
WTI Crude (a)	1	Nov-18	62,400	58,602	3,798	-
Zinc (a)(b)	221	Jun-18	18,105,425	19,058,951	-	(953,526)
Total Purchase Contracts					12,937,758	(5,844,251)

Sale Contracts:
90 Day Euro	(240)	Jun-19	$58,395,000	$58,412,365	$17,365	$-
90 Day Sterling	(1,078)	Jun-19	186,747,363	186,804,422	57,059	-
Aluminum (a)(b)	(434)	Jun-18	21,734,928	22,655,117	920,189	-
Australian 10 Yr Bond	(36)	Jun-18	3,583,877	3,539,903	-	(43,974)
Australian Dollar	(18)	Jun-18	1,381,680	1,394,548	12,868	-
CAC 40 10 Euro Index	(122)	Apr-18	7,737,680	7,687,855	-	(49,825)
Canadian 10 Yr Bond	(290)	Jun-18	29,998,293	29,637,264	-	(361,029)
Canadian Dollar	(38)	Jun-18	2,949,750	2,957,918	8,168	-
CBOE Volatility Index	(19)	Apr-18	375,725	333,266	-	(42,459)
CBOE Volatility Index	(6)	May-18	115,350	107,009	-	(8,341)
CBOE Volatility Index	(3)	Jun-18	56,475	52,620	-	(3,855)
CBOE Volatility Index	(1)	Jul-18	19,000	18,298	-	(702)
Cocoa (NYBOT) (a)	(13)	May-18	332,280	332,466	186	-
Coffee (a)	(7)	May-18	310,143	311,194	1,051	-
Coffee (a)	(89)	Jul-18	4,011,675	4,006,421	-	(5,254)
Copper (a)(b)	(181)	Jun-18	30,377,456	31,205,068	827,612	-
Copper (COMEX) (a)	(125)	May-18	9,454,687	9,467,404	12,717	-
DAX Index	(20)	Jun-18	7,456,227	7,445,176	-	(11,051)
Dollar	(113)	Jun-18	10,148,756	10,104,814	-	(43,942)
Dow Jones Industrial Average Mini E-Cbot Index	(136)	Jun-18	16,419,960	16,861,972	442,012	-
Euro	(3)	Jun-18	463,444	463,901	457	-
Euro-Bobl	(489)	Jun-18	78,971,896	78,405,559	-	(566,337)
Euro-Bund	(12)	Jun-18	2,354,050	2,320,710	-	(33,340)
Euro-Stoxx 50 Index	(603)	Jun-18	24,343,775	24,394,019	50,244	-
FTSE 100 Index	(391)	Jun-18	38,364,365	38,312,783	-	(51,582)
Gold (a)	(29)	Jun-18	3,849,170	3,857,944	8,774	-
Hang Seng Index	(3)	Apr-18	574,339	587,443	13,104	-
Hard Red Wheat (a)	(21)	May-18	490,613	513,774	23,161	-
Lead (a)(b)	(23)	Jun-18	1,377,700	1,424,784	47,084	-
Lean Hogs (a)	(23)	Jun-18	704,260	696,673	-	(7,587)
Live Cattle (a)	(19)	Jun-18	779,570	807,673	28,103	-
Long Gilt	(53)	Jun-18	9,132,751	9,000,242	-	(132,509)
Natural Gas (a)	(263)	May-18	7,187,790	7,285,591	97,801	-
Natural Gas (a)	(7)	Jun-18	194,460	192,686	-	(1,774)
Natural Gas (a)	(33)	Jul-18	934,560	940,636	6,076	-
Natural Gas (a)	(14)	Aug-18	398,580	399,833	1,253	-
Natural Gas (a)	(1)	Sep-18	28,330	28,038	-	(292)
Nickel (a)(b)	(15)	Jun-18	1,196,640	1,206,964	10,324	-
Nikkei 225 Index (SGX)	(2)	Jun-18	201,588	199,729	-	(1,859)
Platinum (a)	(5)	Jul-18	233,150	238,085	4,935	-
S&P500 E-Mini Index	(61)	Jun-18	8,061,150	8,179,655	118,505	-
SGX Nifty 50 Index	(34)	Apr-18	696,490	685,463	-	(11,027)
Silver (a)	(138)	May-18	11,224,920	11,335,249	110,329	-
Soybean Oil (a)	(106)	May-18	2,026,931	2,059,476	32,545	-
Sugar (a)	(94)	May-18	1,300,207	1,374,006	73,799	-
Sugar (a)	(199)	Jul-18	2,777,084	2,819,973	42,889	-
Swiss Franc	(2)	Jun-18	262,850	264,121	1,271	-
U.S. 2 Yr Note	(908)	Jun-18	193,049,313	193,083,632	34,319	-
U.S. 5 Yr Note	(904)	Jun-18	103,472,688	103,217,993	-	(254,695)
U.S. 10 Yr Note	(1,393)	Jun-18	168,748,891	167,704,258	-	(1,044,633)
U.S. Long Bond	(376)	Jun-18	55,131,000	54,190,279	-	(940,721)
U.S. Ultra Bond	(32)	Jun-18	5,135,000	5,122,278	-	(12,722)
Wheat (a)	(144)	May-18	3,247,200	3,358,845	111,645	-
Zinc (a)(b)	(75)	Jun-18	6,144,375	6,256,487	112,112	-
Total Sale Contracts					3,227,957	(3,629,510)
Total Futures Contracts					$16,165,715	$(9,473,761)
Net Unrealized Appreciation					$6,691,954

(a)	Contract held by LCMFS Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.89%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	1.98%	$276,328	$270,166
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.13%	93,624	91,158
American Express Credit Account Master Trust, 2013-2 A (1 Month LIBOR USD + 0.420%) (c)	05/17/2021	2.20%	495,000	495,941
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	335,000	329,452
Barclays Dryrock Issuance Trust
Series 2015-1 A	12/15/2022	2.20%	335,000	331,342
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.08%	325,000	325,289
Cabela's Credit Card Master Note Trust, 2016-1 A1	06/15/2022	1.78%	495,000	489,767
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	3,433	3,455
CenterPoint Energy Transition Bond Co. III LLC, 2008-A A2	02/01/2023	5.23%	234,670	240,975
Citibank Credit Card Issuance Trust, 2013-A7 (1 Month LIBOR USD + 0.430%) (c)	09/10/2020	2.17%	730,000	731,168
Colony American Homes, 2015-1A C (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	3.67%	470,000	471,463
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.975%) (c)	11/25/2034	2.85%	430,907	431,088
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	461,098	459,134
Fifth Third Auto Trust, 2017-1 A3	02/15/2022	1.80%	170,000	167,301
FirstEnergy Ohio PIRB Special Purpose Trust, 2013-1 A2	01/15/2022	1.73%	146,038	144,843
Ford Credit Auto Owner Trust, 2016-REV1 A (a)	08/15/2027	2.31%	370,000	364,229
GM Financial Automobile Leasing Trust, 2018-1 A2A	04/20/2020	2.39%	345,000	344,205
GM Financial Consumer Automobile Receivables Trust, 2018-1 A3	07/18/2022	2.32%	305,000	302,192
Invitation Homes Trust
Series 2015-SFR3 A (1 Month LIBOR USD + 1.300%) (a)(c)	08/19/2032	3.05%	466,533	466,857
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	2.66%	482,784	486,334
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	2.51%	457,799	459,233
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	390,000	388,908
Ocwen Master Advance Receivables Trust
Series 2016-T1 AT1 (a)	08/17/2048	2.52%	417,000	416,870
Series 2016-T2 AT2 (a)	08/16/2049	2.72%	625,000	615,439
OneMain Direct Auto Receivables Trust, 2016-1A A (a)	01/15/2021	2.04%	156,218	156,124
OneMain Financial Issuance Trust
Series 2015-2A A (a)	07/18/2025	2.57%	251,528	251,188
Series 2015-2A B (a)	07/18/2025	3.10%	350,000	350,047
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	324,235	319,765
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	325,000	324,942
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	425,000	422,651
Series 2018-A A2A (a)	10/20/2020	2.71%	410,000	409,987
SMB Private Education Loan Trust, 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	2.23%	211,998	212,166
SoFi Professional Loan Program LLC
Series 2015-A A2 (a)	03/25/2030	2.42%	352,726	350,006
Series 2015-C A2 (a)	08/25/2033	2.51%	228,722	225,239
Series 2015-D A2 (a)	10/27/2036	2.72%	172,168	170,763
Series 2016-A A2 (a)	12/26/2036	2.76%	440,672	436,736
Series 2017-D A1FX (a)	09/25/2040	1.72%	170,716	169,427
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	500,000	498,907
Synchrony Credit Card Master Note Trust
Series 2017-1 A	06/15/2023	1.93%	285,000	279,839
Series 2018-1 A	03/15/2024	2.97%	325,000	324,904
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	640,000	635,963
Series 2016-PT1 A (a)	06/15/2022	1.93%	512,514	507,509
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	289,313	288,739
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	315,000	307,968
Verizon Owner Trust
Series 2017-2A A (a)	12/20/2021	1.92%	405,000	399,148
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.01%	475,000	475,141
World Omni Auto Receivables Trust, 2016-B A3	02/15/2022	1.30%	500,000	492,549
TOTAL ASSET BACKED SECURITIES (Cost $16,892,100)				16,836,517

CORPORATE BONDS: 24.43%
Administrative and Support and Waste Management and Remediation Services: 0.01%
Safina Ltd. (b)	01/15/2022	1.55%	10,776	10,583

Finance and Insurance: 10.24%
Aflac, Inc.	03/16/2020	2.40%	340,000	336,389
American Express Credit Corp.	05/26/2020	2.38%	405,000	399,747
American Honda Finance Corp.	02/12/2021	2.65%	195,000	194,011
American International Group, Inc.	08/15/2020	3.38%	330,000	331,442
Bank of America Corp.	04/21/2020	2.25%	810,000	798,212
BB&T Corp.	01/15/2020	2.45%	435,000	431,380
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	260,205
BNP Paribas SA (b)	05/21/2020	2.38%	230,000	227,307
Capital One Financial Corp.	04/24/2019	2.45%	125,000	124,440
Chubb INA Holdings, Inc.	11/03/2020	2.30%	165,000	162,506
Citigroup, Inc.	10/26/2020	2.65%	585,000	578,012
Citizens Bank NA	03/14/2019	2.50%	150,000	149,538
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	335,000	338,518
Dragon 2012 LLC	03/12/2024	1.97%	13,515	13,191
Fifth Third Bancorp	07/27/2020	2.88%	190,000	189,631
General Motors Financial Co., Inc.	05/09/2019	2.40%	180,000	179,093
Goldman Sachs Group, Inc./The	09/15/2020	2.75%	250,000	247,456
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	370,000	366,216
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	250,000	261,380
HSBC Holdings PLC (b)	04/05/2021	5.10%	215,000	226,285
ING Bank NV (a)(b)	03/22/2019	2.30%	220,000	218,977
John Deere Capital Corp.	01/08/2021	2.55%	230,000	227,928
JPMorgan Chase & Co.	01/23/2020	2.25%	685,000	676,677
JPMorgan Chase & Co.	05/10/2021	4.63%	130,000	135,508
Lazard Group LLC	11/14/2020	4.25%	175,000	179,869
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	195,000	191,197
Morgan Stanley	07/24/2020	5.50%	450,000	472,683
Morgan Stanley	07/28/2021	5.50%	180,000	192,250
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	14,226	13,749
PNC Bank NA	01/22/2021	2.50%	295,000	290,693
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	226,461
Prudential Financial, Inc.	11/15/2020	4.50%	150,000	155,757
State Street Corp.	08/18/2020	2.55%	305,000	303,222
SunTrust Banks, Inc.	03/03/2021	2.90%	265,000	262,867
Tagua Leasing LLC	11/16/2024	1.58%	14,686	14,097
Trinity Acquisition PLC (b)	09/15/2021	3.50%	230,000	229,690
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	198,973
Wells Fargo & Co.	04/22/2019	2.13%	195,000	193,832
Wells Fargo & Co.	07/22/2020	2.60%	210,000	207,995
				10,207,384
Information: 2.87%
21st Century Fox America, Inc.	02/15/2021	4.50%	145,000	150,921
America Movil SAB de CV (b)	03/30/2020	5.00%	160,000	165,137
AT&T, Inc.	02/17/2021	2.80%	535,000	529,758
CBS Corp.	08/15/2019	2.30%	185,000	183,498
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	155,000	155,436
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	225,000	233,865
Discovery Communications LLC	06/01/2020	5.05%	240,000	249,523
Microsoft Corp.	02/06/2022	2.40%	275,000	270,359
Oracle Corp.	10/15/2022	2.50%	235,000	229,124
Orange SA (b)	11/03/2019	1.63%	180,000	176,274
Verizon Communications, Inc.	03/15/2021	3.45%	200,000	202,013
Vodafone Group PLC (b)	03/16/2021	4.38%	305,000	315,275
				2,861,183
Manufacturing: 5.99%
Abbott Laboratories	11/30/2021	2.90%	150,000	148,413
AbbVie, Inc.	05/14/2020	2.50%	240,000	236,895
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (b)	02/01/2022	3.95%	230,000	230,587
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	300,000	297,650
Apple, Inc.	02/23/2021	2.25%	485,000	477,706
Archer-Daniels-Midland Co.	03/01/2021	4.48%	270,000	281,283
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	295,000	296,011
Celgene Corp.	08/15/2020	2.88%	180,000	179,287
Chevron Corp.	03/03/2020	1.96%	195,000	192,218
Daimler Finance North America LLC (a)	07/05/2019	1.50%	190,000	186,790
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	180,000	174,714
Eastman Chemical Co.	01/15/2020	2.70%	250,000	248,512
General Electric Co.	01/07/2021	4.63%	230,000	238,302
Heineken NV (a)(b)	04/01/2022	3.40%	280,000	281,235
Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	170,000	168,617
Kraft Heinz Foods Co.	07/02/2020	2.80%	215,000	213,511
L3 Technologies, Inc.	02/15/2021	4.95%	230,000	239,691
Newell Brands, Inc.	03/29/2019	2.60%	180,000	179,185
Packaging Corp. of America	12/15/2020	2.45%	140,000	137,788
PepsiCo, Inc.	10/14/2020	2.15%	175,000	172,758
Philip Morris International, Inc.	02/25/2019	1.38%	240,000	237,092
QUALCOMM, Inc.	05/20/2020	2.10%	145,000	143,346
Reynolds American, Inc.	06/12/2020	3.25%	335,000	335,032
Rockwell Collins, Inc.	07/15/2019	1.95%	245,000	242,336
Siemens Financieringsmaatschappij NV (a)(b)	09/13/2019	1.30%	250,000	244,554
Tyson Foods, Inc.	08/15/2019	2.65%	185,000	183,953
				5,967,466
Mining, Quarrying, and Oil and Gas Extraction: 0.84%
Enterprise Products Operating LLC	02/15/2021	2.80%	195,000	192,873
Occidental Petroleum Corp.	02/01/2021	4.10%	170,000	174,936
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	185,000	184,542
Total Capital International SA (b)	06/19/2021	2.75%	290,000	287,464
				839,815
Professional, Scientific, and Technical Services: 0.54%
Biogen, Inc.	09/15/2020	2.90%	300,000	298,170
eBay, Inc.	08/01/2019	2.20%	230,000	228,062
Phoenix 2012 LLC	07/03/2024	1.61%	14,306	13,797
				540,029
Real Estate and Rental and Leasing: 0.70%
Air Lease Corp.	06/01/2021	3.38%	160,000	160,255
Ford Motor Credit Company LLC	11/04/2019	2.60%	255,000	252,917
Helios Leasing I LLC	05/29/2024	2.02%	13,766	13,444
Helios Leasing I LLC	07/24/2024	1.73%	14,245	13,778
Helios Leasing I LLC	09/28/2024	1.56%	14,153	13,665
Toyota Motor Credit Corp.	04/17/2020	1.95%	250,000	245,884
				699,943
Retail Trade: 1.27%
BP Capital Markets PLC (b)	03/11/2021	4.74%	250,000	261,978
CVS Health Corp.	07/20/2020	2.80%	260,000	258,145
Home Depot, Inc./The	06/15/2019	2.00%	180,000	179,077
Hyundai Capital America (a)	03/18/2021	3.00%	310,000	306,318
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	260,000	258,735
				1,264,253
Transportation and Warehousing: 0.18%
Carnival Corp. (b)	10/15/2020	3.95%	170,000	174,295

Utilities: 1.19%
Berkshire Hathaway Energy Co. (a)	01/15/2021	2.38%	210,000	206,469
Dominion Resources, Inc.	08/15/2019	1.60%	195,000	191,644
Exelon Generation Co., LLC	10/01/2019	5.20%	265,000	273,100
Northern States Power Co.	08/15/2020	2.20%	170,000	167,952
PG&E Corp.	03/01/2019	2.40%	175,000	173,863
Sempra Energy	02/01/2023	2.90%	180,000	176,083
				1,189,111
Wholesale Trade: 0.60%
LyondellBasell Industries NV (b)	04/15/2019	5.00%	146,000	148,211
Sherwin-Williams Co./The	05/15/2020	2.25%	230,000	226,183
Sysco Corp.	10/01/2020	2.60%	225,000	223,126
				597,520
TOTAL CORPORATE BONDS (Cost $24,731,682)				24,351,582

FOREIGN GOVERNMENT BOND: 0.01%
Petroleos Mexicanos (b)	12/20/2022	2.00%	12,500	12,303
TOTAL FOREIGN GOVERNMENT BOND (Cost $12,500)				12,303

MORTGAGE BACKED SECURITIES: 8.67%
Citigroup Mortgage Loan Trust, Inc., 2004-HE1 A (1 Month LIBOR USD + 0.330%) (a)(c)	09/25/2033	2.20%	141,036	141,063
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	2.78%	375,000	376,278
Commercial Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	89,415	86,188
CSMC Trust, 2015-2 A2 (a)(d)	02/25/2045	3.00%	52,027	51,977
Fannie Mae Aces
Series 2014-M8 FA (1 Month LIBOR USD + 0.250%) (c)	05/25/2018	1.84%	9,740	9,729
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	242,006	240,324
Series 2010-M3 A3 (d)	03/25/2020	4.33%	258,174	263,313
Fannie Mae Connecticut Avenue Securities
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.02%	300,600	302,661
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.52%	484,421	484,673
Fannie Mae Pool	01/01/2027	2.50%	359,967	357,050
Fannie Mae Pool	12/01/2027	2.50%	314,980	312,293
FHLMC Multifamily Structured Pass Through Certificates
Series K-705 A2	09/25/2018	2.30%	285,000	284,355
Series K-708 A2	01/25/2019	2.13%	28,114	28,017
Series K-709 A2	03/25/2019	2.09%	25,000	24,887
Series K-710 A2	05/25/2019	1.88%	50,000	49,691
Series KP04 AG2 (1 Month LIBOR USD + 0.200%) (c)	10/25/2019	1.87%	285,000	285,000
Series K-722 A1	05/25/2022	2.18%	357,234	348,834
Series K-052 A1	01/25/2025	2.60%	544,608	539,348
Flagstar Mortgage Trust, 2017-2 A5 (a)(d)	10/25/2047	3.50%	225,907	225,518
FREMF Mortgage Trust
Series 2011-K704 B (a)(d)	10/25/2030	4.54%	400,000	401,190
Series 2012-K708 B (a)(d)	02/25/2045	3.75%	150,000	151,017
Series 2013-KF02 B (1 Month LIBOR USD + 3.000%) (a)(c)	12/25/2045	4.67%	19,005	19,020
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	3.14%	53,041	53,057
GP Portfolio Trust, 2014-GPP A (1 Month LIBOR USD + 1.200%) (a)(c)	02/16/2027	2.98%	223,237	223,278
GS Mortgage Securities Corp. Trust, 2018-CHLL A (1 Month LIBOR USD + 0.750%) (a)(c)	02/17/2037	2.34%	390,000	389,987
JP Morgan Mortgage Trust, 2016-1 A5 (a)(d)	05/25/2046	3.50%	242,122	243,068
JPMBB Commercial Mortgage Securities Trust, 2013-C12 A2	07/17/2045	2.42%	97,046	96,944
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	335,000	342,453
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	2.55%	435,000	435,829
Series 2012-C8 ASB	10/17/2045	2.38%	45,964	45,401
Series 2011-C3 A3 (a)	02/16/2046	4.39%	59,360	59,669
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	16,763	16,761
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.48%	255,000	255,472
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	276,534	279,389
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	172,933	175,067
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	403,645	406,845
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	364,594	371,637
Sequoia Mortgage Trust, 2015-3 A4 (a)(d)	07/25/2045	3.50%	90,631	91,097
VNDO Mortgage Trust, 2013-PENN (a)	12/13/2029	3.81%	125,000	127,202
Wells Fargo Commercial Mortgage Trust, 2015-C26 A1	02/18/2048	1.45%	48,822	48,328
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	22	22
TOTAL MORTGAGE BACKED SECURITIES (Cost $8,724,977)				8,643,932

MUNICIPAL BONDS: 0.38%
County of Forsyth, NC	04/01/2020	3.55%	30,000	30,533
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	112,449	112,799
Maricopa County School District No. 28	07/01/2019	5.38%	15,000	15,552
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,006
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	25,576
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	59,942
State of Ohio	04/01/2018	3.66%	45,000	45,000
University of Texas System	08/15/2018	3.81%	25,000	25,162
TOTAL MUNICIPAL BONDS (Cost $374,886)				374,570

U.S. GOVERNMENT AGENCY ISSUES: 12.12%
Federal Farm Credit Banks	07/24/2019	1.40%	450,000	445,531
Federal Farm Credit Banks	10/21/2019	1.44%	250,000	246,857
Federal Farm Credit Banks	05/08/2020	1.55%	1,000,000	983,133
Federal Farm Credit Banks	10/26/2020	1.75%	400,000	393,169
Federal Farm Credit Banks	11/27/2020	1.90%	625,000	616,229
Federal Farm Credit Banks	04/05/2021	2.54%	2,815,000	2,813,829
Federal Home Loan Banks	02/11/2020	2.13%	270,000	268,882
Federal Home Loan Banks	06/12/2020	1.75%	2,855,000	2,813,957
Federal Home Loan Mortgage Corp.	04/20/2020	1.38%	615,000	603,271
Federal Home Loan Mortgage Corp.	02/16/2021	2.38%	1,000,000	997,170
Federal National Mortgage Association	02/28/2020	1.50%	1,220,000	1,201,585
Federal National Mortgage Association	01/19/2023	2.38%	620,000	612,207
Ginnie Mae II Pool (d)	07/20/2060	5.31%	11,938	12,188
Ginnie Mae II Pool (d)	07/20/2062	4.56%	16,583	16,871
Ginnie Mae II Pool (d)	08/20/2062	4.10%	37,571	38,103
Small Business Administration Participation Certificates	11/01/2032	2.09%	15,150	14,732
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $12,204,357)				12,077,714

U.S. GOVERNMENT NOTES: 7.72%
United States Treasury Note	01/31/2020	1.25%	750,000	736,230
United States Treasury Note	06/30/2020	1.88%	1,100,000	1,088,957
United States Treasury Note	07/15/2020	1.50%	670,000	657,516
United States Treasury Note	08/31/2020	1.38%	950,000	928,253
United States Treasury Note	04/30/2022	1.88%	635,000	619,298
United States Treasury Note	08/31/2022	1.88%	200,000	194,522
United States Treasury Note	10/31/2022	2.00%	710,000	693,358
United States Treasury Note	11/15/2022	1.63%	1,570,000	1,507,199
United States Treasury Note	11/15/2023	2.75%	1,265,000	1,274,042
TOTAL U.S. GOVERNMENT NOTES (Cost $7,746,594)				7,699,375

SHORT TERM INVESTMENT: 7.75%
MONEY MARKET FUND: 7.75%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (e)(f)			7,726,128	7,726,128
TOTAL MONEY MARKET FUND (Cost $7,726,128)				7,726,128
TOTAL SHORT TERM INVESTMENT (Cost $7,726,128)				7,726,128

TOTAL INVESTMENTS (Cost $78,413,224): 77.97%				77,722,121
Other Assets in Excess of Liabilities: 22.03% (g)				21,958,075
TOTAL NET ASSETS: 100.00%				$99,680,196

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2018, the value of these securities total $17,523,812 which represents 17.58% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(f)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for swap contracts.

LIBOR - London Interbank Offered Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2018 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty

12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$84,100,000	$(9,287,422)	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.
*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

The 50 largest components of the basket as of March 31, 2018 are shown below:^

		Number of Contracts		Concentration %
Description	Expiration Date	Purchased/Sold	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	05/22/2018	2,041.94	$ 132,184,896	17.33%
Gasoline RBOB	05/31/2018	315.58	27,005,559	3.54%
Soybean	07/13/2018	485.86	24,872,998	3.26%
Heating Oil	05/31/2018	232.29	19,711,651	2.58%
Low Sulphur Gasoil	05/10/2018	281.34	17,347,888	2.27%
Brent Crude (ICE)	06/29/2018	200.55	13,669,431	1.79%
Corn	07/13/2018	606.17	11,611,911	1.52%
WTI Crude (NYMEX)	06/20/2018	166.58	10,731,955	1.41%
Copper (COMEX)	12/27/2018	134.88	10,416,457	1.37%
Brent Crude (ICE)	07/31/2018	145.26	9,837,253	1.29%
Cotton No.2	07/09/2018	236.03	9,587,959	1.26%
Coffee	09/18/2018	205.87	9,445,390	1.24%
Sugar No.11	09/28/2018	622.71	8,934,149	1.17%
Natural Gas	08/29/2018	297.94	8,433,306	1.11%
Low Sulphur Gasoil	06/12/2018	101.80	6,239,021	0.82%
Feeder Cattle	04/26/2018	84.35	5,812,379	0.76%
Soybean Oil	12/14/2018	297.69	5,804,950	0.76%
Soybean Meal	07/13/2018	117.53	4,363,958	0.57%
WTI Crude (NYMEX)	07/20/2018	61.08	3,905,121	0.51%
Live Cattle	12/31/2018	84.55	3,794,541	0.50%
Palladium	06/27/2018	35.17	3,302,270	0.43%
Corn	09/14/2018	161.95	3,155,054	0.41%
Cocoa	07/16/2018	113.83	2,953,890	0.39%
Total Purchase Contracts			353,121,987	46.29%

Sale Contracts:(1)
WTI Crude (NYMEX)	04/20/2018	2,100.24	$ 136,127,174	17.84%
Soybean	05/14/2018	497.89	25,227,508	3.31%
Gasoline RBOB	04/30/2018	238.77	20,412,804	2.68%
Heating Oil	04/30/2018	201.75	17,142,111	2.25%
Corn	05/14/2018	734.81	13,763,825	1.80%
Low Sulphur Gasoil	04/12/2018	220.26	13,620,115	1.79%
Copper (COMEX)	05/29/2018	122.01	9,240,133	1.21%
Cotton No.2	05/08/2018	222.14	8,985,729	1.18%
Sugar No.11	06/29/2018	647.60	8,975,676	1.18%
Coffee	05/18/2018	191.98	8,500,705	1.11%
Copper (COMEX)	07/27/2018	100.79	7,684,599	1.01%
Feeder Cattle	05/24/2018	106.77	7,391,626	0.97%
Soybean Oil	05/14/2018	386.87	7,332,700	0.96%
Brent Crude (ICE)	04/30/2018	88.43	6,110,845	0.80%
Gold	06/27/2018	45.35	6,020,940	0.79%
Natural Gas	04/26/2018	219.52	5,998,443	0.79%
Copper (LME)	06/20/2018	24.99	4,163,161	0.55%
Natural Gas	05/29/2018	147.14	4,089,708	0.54%
Live Cattle	08/31/2018	93.47	3,915,468	0.51%
Cocoa	05/15/2018	150.85	3,873,022	0.51%
Silver	05/29/2018	45.35	3,697,476	0.48%
Soybean Meal	05/14/2018	99.02	3,655,431	0.48%
Aluminum	06/20/2018	62.00	3,139,778	0.41%
Wheat	07/13/2018	124.01	2,853,005	0.37%
Total Sale Contracts			331,921,982	43.52%
Other Futures Contracts			38,801,980	5.08%
Total Futures Contracts			723,845,949	94.89%

Cash and Foreign Currency		Quantity	Notional Amount
Cash and Foreign Currency Purchased:(1)
U.S. Dollar		12,914,519	$ 12,914,519	1.69%
Malaysian Ringgit		12,221,870	3,159,739	0.41%
Total Cash and Foreign Currency Purchased			16,074,258	2.10%

Cash and Foreign Currency Sold:(1)
European Euro		16,169,819	$ 19,896,173	2.61%
Other Cash and Foreign Currency			2,258,163	0.30%
Total Cash and Foreign Currency			38,228,594	5.01%

Forward Currency Contracts			763,840	0.10%
Total Underlying Positions			$ 762,838,383	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1) Represents the 50 largest components of the basket.

COMEX - Commodity Exchange, Inc.
ICE - Intercontinental Exchange
LME - London Metal Exchange
NYMEX - New York Mercantile Exchange

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 7.00%
Administrative and Support and Waste Management and Remediation Services: 0.30%
Oxford Square Capital Corp.	9,430	$57,617

Finance and Insurance: 6.14%
Apollo Investment Corp.	40,755	212,741
Ares Capital Corp.	21,044	333,968
Capitala Finance Corp.	7,350	56,742
FS Investment Corp.	7,166	51,954
Hercules Capital, Inc.	17,734	214,581
New Mountain Finance Corp.	8,166	107,383
OFS Capital Corp.	4,740	53,183
PennantPark Investment Corp.	7,997	53,420
TCP Capital Corp.	6,525	92,786
		1,176,758
Management of Companies and Enterprises: 0.56%
Newtek Business Services Corp.	5,991	108,257
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,437,961)		1,342,632

CLOSED-END INVESTMENT COMPANIES: 2.90%
GAMCO Global Gold Natural Resources & Income Trust	21,644	105,839
Nuveen Global High Income Fund	6,817	109,890
Oxford Lane Capital Corp.	5,715	57,893
PIMCO Dynamic Credit and Mortgage Income Fund	7,464	170,776
Western Asset Global High Income Fund, Inc.	11,887	111,857
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $571,697)		556,255

COMMON STOCKS: 25.50%
Finance and Insurance: 5.19%
Artisan Partners Asset Management, Inc.	6,147	204,695
Credit Acceptance Corp. (a)	1,586	524,030
Syneos Health, Inc. (a)	7,536	267,528
		996,253
Information: 5.93%
CenturyLink, Inc.	5,003	82,199
Gogo, Inc. (a)	74,313	641,321
Nexstar Broadcasting Group, Inc.	3,011	200,232
Sinclair Broadcast Group, Inc.	6,908	216,220
		1,139,972
Manufacturing: 1.92%
Lear Corp.	1,984	369,203

Mining, Quarrying, and Oil and Gas Extraction: 1.07%
Pattern Energy Group, Inc.	11,843	204,765

Professional, Scientific, and Technical Services: 1.03%
Macquarie Infrastructure Corp.	2,810	103,774
National CineMedia, Inc.	17,917	92,989
		196,763
Real Estate and Rental and Leasing: 1.74%
AerCap Holdings NV (a)(b)	4,615	234,073
Fortress Transportation & Infrastructure Investors LLC	6,225	99,289
		333,362
Retail Trade: 2.75%
Advance Auto Parts, Inc.	3,351	397,261
Macy's, Inc.	4,397	130,767
		528,028
Transportation and Warehousing: 5.87%
Air Canada (a)(b)	17,198	355,311
Dynagas LNG Partners LP (b)	9,858	98,580
GasLog Partners LP (b)	7,619	177,523
Golar LNG Partners LP (b)	10,740	183,761
Hoegh LNG Partners LP (b)	5,942	96,260
Targa Resources Corp.	4,880	214,720
		1,126,155
TOTAL COMMON STOCKS (Cost $5,302,229)		4,894,501

CONVERTIBLE PREFERRED STOCK: 1.56%
Utilities: 1.56%
Kinder Morgan, Inc., Series A, 9.750%, Convertible on 10/26/2018	9,659	300,298
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $433,171)		300,298

MASTER LIMITED PARTNERSHIPS: 12.06%	Units
Manufacturing: 0.53%
CVR Refining LP	7,769	101,385

Mining, Quarrying, and Oil and Gas Extraction: 3.04%
Alliance Resource Partners LP	6,235	110,048
SunCoke Energy Partners LP	13,958	248,452
USA Compression Partners LP	6,558	111,027
Viper Energy Partners LP	4,454	113,176
		582,703
Real Estate and Rental and Leasing: 1.24%
Icahn Enterprises LP	4,167	237,686

Retail Trade: 3.52%
Crestwood Equity Partners LP	13,947	357,043
Global Partners LP	14,168	217,479
Sunoco LP	4,002	102,091
		676,613
Transportation and Warehousing: 2.61%
Energy Transfer Partners LP	8,938	144,966
MPLX LP	6,233	205,938
Summit Midstream Partners LP	10,744	150,954
		501,858
Wholesale Trade: 1.12%
Martin Midstream Partners LP	6,542	88,317
NGL Energy Partners LP	11,427	125,697
		214,014
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,307,157)		2,314,259

PREFERRED STOCK: 0.63%	Shares
Transportation and Warehousing: 0.63%
Hoegh LNG Partners LP, Series A, 8.750% (b)	4,687	121,768
TOTAL PREFERRED STOCK (Cost $117,450)		121,768

PUBLICLY TRADED PARTNERSHIPS: 4.46%	Units
Apollo Global Management LLC	5,843	173,070
Ares Management LP	5,173	110,702
Blackstone Group LP/The	9,761	311,864
Carlyle Group LP/The	12,164	259,701
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $772,368)		855,337

REAL ESTATE INVESTMENT TRUSTS: 12.94%	Shares
Finance and Insurance: 3.94%
AGNC Investment Corp.	5,890	111,439
Apollo Commercial Real Estate Finance, Inc.	12,317	221,460
Chimera Investment Corp.	6,752	117,552
DDR Corp.	12,654	92,753
New Senior Investment Group, Inc.	13,643	111,600
Starwood Property Trust, Inc.	4,877	102,173
		756,977
Information: 2.17%
CyrusOne, Inc.	4,008	205,250
Equinix, Inc.	503	210,324
		415,574
Real Estate and Rental and Leasing: 5.74%
Annaly Capital Management, Inc.	10,416	108,639
CoreSite Realty Corp.	2,048	205,332
Digital Realty Trust, Inc.	1,994	210,128
Gaming and Leisure Properties, Inc.	3,144	105,230
New Residential Investment Corp.	7,095	116,713
Two Harbors Investment Corp.	7,085	108,896
Uniti Group, Inc.	3,284	53,365
Washington Prime Group, Inc.	29,131	194,304
		1,102,607
Transportation and Warehousing: 1.09%
Iron Mountain, Inc.	6,360	208,990
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,638,814)		2,484,148

ROYALTY TRUST: 0.27%
Mesabi Trust	2,002	51,552
TOTAL ROYALTY TRUST (Cost $55,001)		51,552

SHORT TERM INVESTMENT: 1.24%
MONEY MARKET FUND: 1.24%
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (c)(d)	237,673	237,673
TOTAL MONEY MARKET FUND (Cost $237,673)		237,673
TOTAL SHORT TERM INVESTMENT (Cost 237,673)		237,673

TOTAL INVESTMENTS (Cost $13,873,521): 68.56%		13,158,423
Other Assets in Excess of Liabilities: 31.44% (e)		6,035,078
TOTAL NET ASSETS: 100.00%		$19,193,501

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(d)	All or a portion of this security is held by LCMSF Fund Limited and pledged as collateral for swap contracts.
(e)	Includes assets pledged as collateral for swap contracts and securities sold short.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Securities Sold Short
March 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS: (0.83)%
Other Services (except Public Administration): (0.48)%
Regis Corp. (a)	(6,099)	$(92,278)

Retail Trade: (0.35)%
Tiffany & Co.	(684)	(66,799)
TOTAL COMMON STOCKS (Proceeds $143,105)		(159,077)
TOTAL SECURITIES SOLD SHORT (Proceeds $143,105)		$(159,077)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2018 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional	Unrealized Appreciation (Depreciation)*	Counterparty

04/14/2020	LoCorr Multi-Strategy Index^	0.50%	Quarterly	$26,101,783	$(1,646,612)	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.
*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

The 50 largest components of the basket as of March 31, 2018 are shown below:^

Description	Expiration Date		Number of Contracts Purchased/Sold		Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
3 Mo Euro Euribor	06/17/2019		25.74		$7,933,539	5.15%
Euro-Schatz	06/07/2018		20.87		2,875,713	1.87%
Japanese 10 Yr Bond	06/13/2018		1.39		1,972,878	1.28%
Russell 2000 Mini Index	06/15/2018		25.05		1,917,495	1.24%
WTI Crude (NYMEX)	05/22/2018		28.04		1,815,442	1.18%
Low Sulphur Gasoil	05/10/2018		28.55		1,760,287	1.14%
Gold	06/27/2018		12.54		1,665,415	1.08%
Brent Crude (ICE)	04/30/2018		23.83		1,647,071	1.07%
10 Yr Mini JGB	06/12/2018		10.44		1,479,658	0.96%
Heating Oil	04/30/2018		14.39		1,222,289	0.79%
Zinc	06/20/2018		12.59		1,035,116	0.67%
Gasoline RBOB	04/30/2018		11.75		1,004,197	0.65%
Hang Seng Index	04/27/2018		2.78		536,507	0.35%
Nasdaq 100 E-Mini Index	06/15/2018		3.48		455,443	0.30%
Tokyo Price Index	06/07/2018		2.78		450,260	0.29%
Total Purchase Contracts					27,771,310	18.02%

Sale Contracts:(1)
U.S. 2 Yr Note	06/29/2018		107.84		$22,926,636	14.88%
90 Day Sterling	06/19/2019		86.27		14,945,676	9.70%
U.S. 10 Yr Note	06/20/2018		87.67		10,611,634	6.89%
Euro-Bobl	06/07/2018		47.31		7,641,240	4.96%
U.S. 5 Yr Note	06/29/2018		62.62		7,163,915	4.65%
U.S. 30 Yr Note	06/20/2018		30.61		4,480,072	2.91%
FTSE 100 Index	06/15/2018		27.13		2,670,209	1.73%
Australian 10 Yr Bond	06/15/2018		3.48		2,659,707	1.73%
Canadian 10 Yr Bond	06/20/2018		25.05		2,594,450	1.68%
Euro-Bund	06/07/2018		12.52		2,457,082	1.59%
Euro-Stoxx 50 Index	06/15/2018		46.62		1,884,798	1.22%
90 Day Euro	06/17/2019		6.96		1,692,692	1.10%
Dow Jones Industrial Average Mini E-Cbot Index	06/15/2018		11.83		1,426,088	0.93%
Long Gilt	06/27/2018		4.87		839,369	0.54%
Silver	05/29/2018		9.03		735,905	0.48%
WTI Crude (NYMEX)	04/20/2018		9.43		611,366	0.40%
S&P500 E-Mini Index	06/15/2018		4.17		549,997	0.36%
CAC 40 10 Euro Index	04/20/2018		8.35		531,225	0.34%
DAX Index	06/15/2018		1.39		519,372	0.34%
Natural Gas	04/26/2018		18.14		495,744	0.32%
Total Sale Contracts					87,437,177	56.75%
Other Futures Contracts					6,714,887	4.36%
Total Futures Contracts					121,923,374	79.13%

			Currency to be		Currency to be
Forward Currency Contracts:			Delivered (in USD)		Received (in USD)
Purchase Contracts:(1)
USD/JPY	06/20/2018	U.S. Dollar	$5,684,308	Japanese Yen	$5,687,256	3.69%
USD/EUR	06/20/2018	U.S. Dollar	4,408,241	European Euro	4,379,222	2.84%
USD/GBP	06/20/2018	U.S. Dollar	3,623,516	British Pound	3,629,572	2.36%
USD/NZD	06/20/2018	U.S. Dollar	1,879,113	New Zealand Dollar	1,848,529	1.20%
USD/CHF	06/20/2018	U.S. Dollar	583,508	Swiss Franc	576,422	0.37%
Total Purchase Contracts					16,121,001	10.46%

Sales Contracts:(1)
CAD/USD	06/20/2018	Canadian Dollar	$4,787,888	U.S. Dollar	$4,779,141	3.10%
MXN/USD	06/20/2018	Mexican Peso	1,317,197	U.S. Dollar	1,291,095	0.84%
Total Sale Contracts					6,070,236	3.94%
Other Forward Currency Contracts					181,499	0.12%
Total Forward Currency Contracts					22,372,736	14.52%

Cash and Foreign Currency			Quantity		Notional Amount
Cash and Foreign Currency Purchased:(1)
British Pound			871,156		$1,222,229	0.79%
Hong Kong Dollar			8,841,231		1,126,537	0.73%
Canadian Dollar			1,081,149		839,173	0.54%
Mexican Peso			12,133,896		667,431	0.43%
Total Cash and Foreign Currency Purchased					3,855,370	2.49%

Cash and Foreign Currency Sold:(1)
U.S. Dollar			1,792,970		$1,792,970	1.16%
European Euro			1,410,856		1,735,990	1.13%
Australian Dollar			1,135,324		871,985	0.57%
Swiss Franc			770,354		805,810	0.52%
Total Cash and Foreign Currency Sold					5,206,755	3.38%
Other Cash and Foreign Currency					736,796	0.48%
Total Cash and Foreign Currency					9,798,921	6.35%

Total Underlying Positions					$154,095,031	100.00%

^
The investment is not a direct holding of LoCorr Multi-Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1) Represents the 50 largest components of the basket.

ICE - Intercontinental Exchange
NYMEX - New York Mercantile Exchange

LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 21.35%
American Express Credit Account Master Trust, 2017-8 A (1 Month LIBOR USD + 0.120%) (c)	05/16/2022	1.90%	$4,350,000	$4,347,969
AmeriCredit Automobile Receivables Trust, 2016-3 A2A	11/08/2019	1.37%	214,381	214,325
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	2,700,000	2,655,283
Barclays Dryrock Issuance Trust, 2016-1 A	05/16/2022	1.52%	2,950,000	2,908,648
Cabela's Credit Card Master Note Trust
Series 2016-1 A1	06/15/2022	1.78%	5,240,000	5,184,604
Series 2014-2 A (1 Month LIBOR USD + 0.450%) (c)	07/15/2022	2.23%	1,650,000	1,655,604
California Republic Auto Receivables Trust, 2015-4 A3 (a)	01/15/2020	2.04%	945,853	945,478
Capital One Multi-Asset Execution Trust
Series 2015-5A	05/17/2021	1.60%	7,250,000	7,233,111
Series 2016-A1 A1 (1 Month LIBOR USD + 0.450%) (c)	02/15/2022	2.23%	4,500,000	4,513,949
CarMax Auto Owner Trust, 2015-3 A3	05/15/2020	1.63%	3,067,111	3,054,410
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	28,848	29,028
Chase Issuance Trust, 2015-A5	04/15/2020	1.36%	6,575,000	6,572,542
Chrysler Capital Auto Receivables Trust, 2016-B A2 (a)	01/15/2020	1.36%	637,961	637,726
Citibank Credit Card Issuance Trust
Series 2017-A9	09/20/2021	1.80%	3,830,000	3,783,893
Series 2017-A4 A4 (1 Month LIBOR USD + 0.220%) (c)	04/07/2022	1.92%	2,650,000	2,651,597
Series 2018-A1 A1	01/20/2023	2.49%	6,000,000	5,948,848
Discover Card Execution Note Trust
Series 2016-A1	07/15/2021	1.64%	6,500,000	6,456,240
Series 2012-A6	01/18/2022	1.67%	6,700,000	6,623,885
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	3,984,172	3,967,200
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	82,994	83,331
Ford Credit Auto Owner Trust
Series 2016-B A3	10/15/2020	1.33%	1,525,432	1,513,757
Series 2017-C A3	03/15/2022	2.01%	2,725,000	2,690,880
GM Financial Automobile Leasing Trust
Series 2016-1 A3	06/20/2019	1.64%	2,754,735	2,747,008
Series 2018-1 A2A	04/20/2020	2.39%	2,805,000	2,798,535
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A A2A (a)	03/16/2020	1.51%	2,624,602	2,614,356
Series 2018-1 A3	07/18/2022	2.32%	540,000	535,028
Honda Auto Receivables Owner Trust, 2017-4 A2	01/21/2020	1.80%	2,770,000	2,758,353
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	1,059,557	1,057,844
Hyundai Auto Lease Securitization Trust, 2017-C A3 (a)	02/16/2021	2.12%	3,500,000	3,467,363
Hyundai Auto Receivables Trust, 2016-B A3	04/15/2021	1.29%	5,420,000	5,330,463
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	3,330,000	3,320,673
Nissan Auto Receivables Owner Trust, 2015-C	05/15/2020	1.37%	3,720,595	3,697,961
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	5,525,000	5,494,457
Series 2018-A A2A (a)	10/20/2020	2.71%	3,215,000	3,214,898
Synchrony Credit Card Master Note Trust, 2016-1 A	03/15/2022	2.04%	5,200,000	5,174,523
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	7,000,000	6,955,840
Series 2016-PT1 A (a)	06/15/2022	1.93%	2,703,368	2,676,972
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	2,479,826	2,474,908
Toyota Auto Receivables Owner Trust, 2017-A A3	02/16/2021	1.73%	2,250,000	2,226,398
Verizon Owner Trust
Series 2017-2A A (a)	12/20/2021	1.92%	3,145,000	3,099,560
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.01%	3,750,000	3,751,112
World Omni Auto Receivables Trust, 2018-A A2	05/17/2021	2.19%	4,000,000	3,988,111
TOTAL ASSET BACKED SECURITIES (Cost $141,736,454)				141,056,671

FOREIGN GOVERNMENT BONDS: 0.53%
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	999,190
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,491,971
TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,492,530)				3,491,161

MORTGAGE BACKED SECURITIES: 6.13%
Fannie Mae Aces
Series 2015-M7 ASQ2	04/25/2018	1.55%	21,469	21,430
Series 2014-M8 FA (1 Month LIBOR USD + 0.250%) (c)	05/25/2018	1.84%	113,963	113,830
Series 2013-M13 FA (1 Month LIBOR USD + 0.350%) (c)	05/25/2018	2.22%	122,425	122,444
Series 2013-M14 FA (1 Month LIBOR USD + 0.350%) (c)	08/25/2018	2.22%	782,505	783,001
Series 2009-M2 A3	01/25/2019	4.00%	1,608,334	1,614,041
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	4,374,039	4,343,636
Series 2010-M1 A2	09/25/2019	4.45%	2,707,222	2,754,569
Series 2010-M3 A3 (d)	03/25/2020	4.33%	2,646,657	2,699,338
Series 2010-M7 A2	11/25/2020	3.66%	1,103,712	1,121,134
FHLMC Multifamily Structured Pass Through Certificates
Series K-703 A2	05/25/2018	2.70%	2,412,704	2,409,553
Series K-705 A2	09/25/2018	2.30%	4,000,000	3,990,942
Series K-708 A2	01/25/2019	2.13%	1,311,974	1,307,456
Series K-006 A1	07/25/2019	3.40%	885,074	890,140
Series K-504 A1	10/25/2019	1.68%	311,332	310,603
Series K-P04 AG2 (1 Month LIBOR USD + 0.200%) (c)	10/25/2019	1.87%	3,215,000	3,214,999
Series K-P04 AG1 (1 Month LIBOR USD + 0.220%) (c)	07/25/2020	1.89%	3,450,000	3,453,947
FREMF Multifamily Aggregation Risk Transfer Trust, 2017-KT01 A (1 Month LIBOR USD + 0.320%) (c)	02/25/2020	2.18%	5,890,000	5,908,951
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.16%	5,377,269	5,396,896
TOTAL MORTGAGE BACKED SECURITIES (Cost $40,453,696)				40,456,910

MUNICIPAL BOND: 0.17%
Tennessee Valley Authority	03/15/2020	2.25%	1,110,000	1,108,034
TOTAL MUNICIPAL BOND (Cost $1,107,602)				1,108,034

U.S. GOVERNMENT AGENCY ISSUES: 42.63%
Federal Farm Credit Banks	07/24/2019	1.40%	6,000,000	5,940,414
Federal Farm Credit Banks	09/27/2019	1.55%	13,000,000	12,864,020
Federal Farm Credit Banks	10/21/2019	1.44%	13,200,000	13,034,036
Federal Farm Credit Banks	05/08/2020	1.55%	18,590,000	18,276,442
Federal Farm Credit Banks	10/13/2020	1.68%	8,000,000	7,852,424
Federal Farm Credit Banks	10/26/2020	1.75%	21,430,000	21,064,018
Federal Farm Credit Banks	11/27/2020	1.90%	3,000,000	2,957,898
Federal Farm Credit Banks	04/05/2021	2.54%	7,000,000	6,997,088
Federal Home Loan Banks	06/14/2019	1.63%	10,000,000	9,934,150
Federal Home Loan Banks	08/05/2019	0.88%	5,055,000	4,964,136
Federal Home Loan Banks	02/11/2020	2.13%	11,030,000	10,984,314
Federal Home Loan Banks	06/12/2020	1.75%	18,150,000	17,889,076
Federal Home Loan Banks	09/28/2020	1.38%	10,565,000	10,305,967
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	6,440,000	6,329,393
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	26,185,000	25,811,497
Federal Home Loan Mortgage Corp.	09/29/2020	1.63%	9,140,000	8,968,762
Federal Home Loan Mortgage Corp.	11/17/2020	1.88%	3,715,000	3,660,323
Federal Home Loan Mortgage Corp.	02/16/2021	2.38%	10,000,000	9,971,700
Federal National Mortgage Association	08/02/2019	0.88%	21,000,000	20,622,336
Federal National Mortgage Association	08/28/2019	1.00%	21,610,000	21,251,447
Federal National Mortgage Association	10/24/2019	1.00%	22,545,000	22,100,097
Federal National Mortgage Association	11/26/2019	1.75%	8,495,000	8,424,568
Federal National Mortgage Association	02/28/2020	1.50%	11,560,000	11,385,513
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $285,561,706)				281,589,619

U.S. GOVERNMENT NOTES: 11.59%
United States Treasury Note	11/30/2019	1.75%	14,620,000	14,499,499
United States Treasury Note	03/31/2020	1.13%	12,895,000	12,600,833
United States Treasury Note	06/30/2020	1.88%	16,500,000	16,334,356
United States Treasury Note	07/15/2020	1.50%	2,700,000	2,649,690
United States Treasury Note	09/30/2020	2.00%	4,000,000	3,965,624
United States Treasury Note	02/15/2021	2.25%	26,600,000	26,498,171
TOTAL U.S. GOVERNMENT NOTES (Cost $76,796,277)				76,548,173

SHORT TERM INVESTMENT: 7.44%
MONEY MARKET FUND: 7.44%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (e)(f)			49,164,261	49,164,261
TOTAL MONEY MARKET FUND (Cost $49,164,261)				49,164,261
TOTAL SHORT TERM INVESTMENT (Cost $49,164,261)				49,164,261

TOTAL INVESTMENTS (Cost $598,312,526): 89.84%				593,414,829
Other Assets in Excess of Liabilities: 10.16% (g)				67,123,225
TOTAL NET ASSETS: 100.00%				$660,538,054

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2018, the value of these securities total $37,987,953 which represents 5.75% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(f)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR - London Interbank Offered Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2018 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	March 31, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$17,040,473	06/22/2018	AUD	$16,600,065	USD	$17,040,473	$–	$(440,408)
1,170,276	06/22/2018	CAD	1,182,508	USD	1,170,276	12,232	–
18,768,959	06/22/2018	CHF	18,570,439	USD	18,768,959	–	(198,520)
152,098,411	06/22/2018	EUR	151,387,366	USD	152,098,411	–	(711,045)
118,517,206	06/22/2018	GBP	118,653,248	USD	118,517,206	136,042	–
195,621,713	06/22/2018	JPY	194,965,085	USD	195,621,713	–	(656,628)
37,218	06/22/2018	MXN	38,482	USD	37,218	1,264	–
63,256,526	06/22/2018	NZD	62,485,279	USD	63,256,526	–	(771,247)
Total Purchase Contracts			563,882,472		566,510,782	149,538	(2,777,848)

Sale Contracts:
$26,151,293	06/22/2018	USD	$26,145,409	AUD	$26,151,293	$5,884	$–
155,360,016	06/22/2018	USD	156,192,132	CAD	155,360,016	–	(832,116)
3,032,034	06/22/2018	USD	2,996,014	CHF	3,032,034	36,020	–
2,358,994	06/22/2018	USD	2,359,235	EUR	2,358,994	–	(241)
378,819	06/22/2018	USD	380,200	GBP	378,819	–	(1,381)
18,462,600	06/22/2018	USD	18,454,992	JPY	18,462,600	7,608	–
44,045,938	06/22/2018	USD	45,133,877	MXN	44,045,938	–	(1,087,939)
1,645,834	06/22/2018	USD	1,634,311	NZD	1,645,834	11,523	–
Total Sale Contracts			253,296,170		251,435,528	61,035	(1,921,677)
Net Forward Currency Contracts			$310,586,302		$315,075,254	$210,573	$(4,699,525)
Net Unrealized Depreciation							$(4,488,952)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a) Bank of America Merrill Lynch is the counterparty for all open forward current exchange contracts held by the Fund as of March 31, 2018.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2018 (Unaudited)
	Number of
	Contracts		Current		Value
	Purchased	Settlement	Notional	Value at	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Trade Date	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	12	Jun-18	$1,700,560	$1,699,937	$623	$-
3 Mo Euro Euribor	1,587	Jun-19	489,084,652	488,826,967	257,685	-
Aluminum (a)(b)	832	Jun-18	41,667,600	45,795,980	-	(4,128,380)
Brent Crude (a)	655	Jun-18	45,417,700	43,296,976	2,120,724	-
Cocoa (a)	378	May-18	9,296,733	9,501,120	-	(204,387)
Cocoa (a)	7	Jul-18	174,813	174,541	272	-
Copper (a)(b)	319	Jun-18	53,538,168	55,106,551	-	(1,568,383)
Corn (a)	1,067	May-18	20,686,462	20,825,664	-	(139,202)
Cotton No.2 (a)	209	Jul-18	8,548,100	8,638,182	-	(90,082)
Euro-Schatz	1,358	Jun-18	187,104,932	186,813,103	291,829	-
Gasoline RBOB (a)	507	May-18	43,026,656	41,492,475	1,534,181	-
Gold (a)	399	Jun-18	52,959,270	53,055,266	-	(95,996)
Hang Seng Index	88	Apr-18	16,847,282	17,061,511	-	(214,229)
Hard Red Wheat (a)	189	Jul-18	4,595,063	4,632,926	-	(37,863)
Heating Oil (a)	588	May-18	49,910,616	47,354,068	2,556,548	-
Japanese 10 Yr Bond	92	Jun-18	130,358,912	130,293,838	65,074	-
Low Sulphur Gasoil (a)	784	May-18	48,451,200	45,266,892	3,184,308	-
Nasdaq 100 E-Mini Index	95	Jun-18	12,528,600	13,018,302	-	(489,702)
Nikkei 225 Index	54	Jun-18	10,890,842	10,713,354	177,488	-
Russell 2000 Mini Index	716	Jun-18	54,816,960	56,698,976	-	(1,882,016)
Soybean (a)	520	May-18	27,163,500	27,828,769	-	(665,269)
Soybean Meal (a)	317	May-18	12,172,800	10,850,010	1,322,790	-
Tokyo Price Index	88	Jun-18	14,195,950	13,817,578	378,372	-
WTI Crude (a)	648	May-18	42,081,120	40,448,344	1,632,776	-
Zinc (a)(b)	487	Jun-18	39,897,475	42,148,269	-	(2,250,794)
Total Purchase Contracts					13,522,670	(11,766,303)

Sales Contracts:
90 Day Euro	(675)	Jun-19	$164,235,937	$164,284,499	$48,562	$-
90 Day Sterling	(3,039)	Jun-19	526,461,256	526,608,558	147,302	-
Aluminum (a)(b)	(1,001)	Jun-18	50,131,331	52,164,634	2,033,303	-
Australian 10 Yr Bond	(101)	Jun-18	10,054,768	9,941,791	-	(112,977)
CAC 40 10 Euro Index	(304)	Apr-18	19,280,777	19,149,902	-	(130,875)
Canadian 10 Yr Bond	(817)	Jun-18	84,512,431	83,521,443	-	(990,988)
Coffee (a)	(250)	Jul-18	11,268,750	11,253,520	-	(15,230)
Copper (a)(b)	(333)	Jun-18	55,887,806	57,493,049	1,605,243	-
DAX Index	(47)	Jun-18	17,522,133	17,475,478	-	(46,655)
Dollar	(317)	Jun-18	28,470,404	28,346,450	-	(123,954)
Dow Jones Industrial Average Mini E-Cbot Index	(358)	Jun-18	43,223,130	44,468,946	1,245,816	-
Euro-Bobl	(1,378)	Jun-18	222,542,482	220,985,770	-	(1,556,712)
Euro-Bund	(34)	Jun-18	6,669,809	6,608,290	-	(61,519)
Euro-Stoxx 50 Index	(1,493)	Jun-18	60,274,058	60,456,271	182,213	-
FTSE 100 Index	(892)	Jun-18	87,521,774	87,453,288	-	(68,486)
Long Gilt	(149)	Jun-18	25,675,094	25,309,946	-	(365,148)
Natural Gas (a)	(635)	May-18	17,354,550	17,607,111	252,561	-
S&P500 E-Mini Index	(135)	Jun-18	17,840,250	18,161,804	321,554	-
Silver (a)	(270)	May-18	21,961,800	22,191,007	229,207	-
Soybean Oil (a)	(216)	May-18	4,130,352	4,233,488	103,136	-
Sugar (a)	(561)	Jul-18	7,828,867	7,950,032	121,165	-
U.S. 2 Yr Note	(2,560)	Jun-18	544,280,002	544,363,988	83,986	-
U.S. 5 Yr Note	(2,378)	Jun-18	272,188,110	271,497,817	-	(690,293)
U.S. 10 Yr Note	(2,891)	Jun-18	350,217,547	347,701,036	-	(2,516,511)
U.S. Long Bond	(817)	Jun-18	119,792,625	117,273,730	-	(2,518,895)
Wheat (a)	(311)	May-18	7,013,050	7,146,973	133,923	-
Zinc (a)(b)	(82)	Jun-18	6,717,850	6,811,026	93,176	-
Total Sale Contracts					6,601,147	(9,198,243)
Total Futures Contracts					$20,123,817	$(20,964,546)
Net Unrealized Depreciation						$(840,729)

(a)	Contract held by LCMT Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS: 66.59%
Accommodation and Food Services: 1.09%
Bloomin' Brands, Inc.	11,246	$273,053
Dave & Buster's Entertainment, Inc. (a)	8,152	340,264
		613,317
Administrative and Support and Waste Management and Remediation Services: 0.49%
Casella Waste Systems, Inc. (a)	11,693	273,382

Construction: 0.96%
MDC Holdings, Inc.	19,326	539,582

Consumer Discretionary: 1.21%
DeNA Co. Ltd. (b)	37,668	678,983

Finance and Insurance: 14.66%
Credit Acceptance Corp. (a)	11,941	3,945,426
Herc Holdings, Inc. (a)	5,245	340,663
IBERIABANK Corp.	186	14,508
LendingClub Corp. (a)	35,031	122,609
PennyMac Financial Services, Inc. (a)	11,622	263,238
Pinnacle Financial Partners, Inc.	10,185	653,877
Syneos Health, Inc. (a)	58,107	2,062,799
Zions Bancorporation	15,377	810,829
		8,213,949
Health Care: 0.30%
Indivior PLC (a)(b)	29,661	169,620

Industrials: 0.10%
Team, Inc. (a)	4,038	55,523

Information: 17.45%
Gogo, Inc. (a)	547,729	4,726,901
Internap Corp. (a)	19,227	211,497
Madison Square Garden Co./The (a)	1,221	300,122
Match Group, Inc. (a)	7,459	331,478
Nexstar Broadcasting Group, Inc.	23,529	1,564,679
Sinclair Broadcast Group, Inc.	46,271	1,448,282
Verizon Communications, Inc.	2,289	109,460
Zayo Group Holdings, Inc. (a)	31,790	1,085,946
		9,778,365
Manufacturing: 9.20%
American Woodmark Corp. (a)	1,438	141,571
Commercial Metals Co.	41,428	847,617
Fossil Group, Inc. (a)	18,804	238,811
Kennametal, Inc.	6,753	271,201
Lattice Semiconductor Corp. (a)	19,822	110,409
LCI Industries	1,645	171,327
Lear Corp.	15,328	2,852,387
Nintendo Co. Ltd. - ADR (a)(b)	3,608	200,280
Pure Storage, Inc. (a)	9,218	183,899
Quantenna Communications, Inc. (a)	9,363	128,273
Silicon Motion Technology Corp. - ADR (b)	168	8,084
		5,153,859
Mining, Quarrying, and Oil and Gas Extraction: 0.93%
Halcon Resources Corp. (a)	21,297	103,716
SemGroup Corp.	19,583	419,076
		522,792
Professional, Scientific, and Technical Services: 2.28%
Instructure, Inc. (a)	17,245	726,877
Liberty Media Corp. - Liberty Formula One (a)	17,815	549,593
		1,276,470
Real Estate and Rental and Leasing: 3.39%
AerCap Holdings NV (a)(b)	37,446	1,899,260

Retail Trade: 8.04%
Aaron's, Inc.	5,912	275,499
Advance Auto Parts, Inc.	25,974	3,079,218
Children's Place, Inc./The	4,044	546,951
Etsy, Inc. (a)	12,144	340,761
MobileIron, Inc. (a)	52,801	261,365
		4,503,794
Transportation and Warehousing: 4.77%
Air Canada (a)(b)	129,518	2,675,842

Wholesale Trade: 1.72%
Avnet, Inc.	14,375	600,300
WESCO International, Inc. (a)	5,841	362,434
		962,734
TOTAL COMMON STOCKS (Cost $36,129,512)		37,317,472

REAL ESTATE INVESTMENT TRUSTS: 3.52%
Gaming and Leisure Properties, Inc.	28,810	964,271
Kite Realty Group Trust	40,247	612,962
Lamar Advertising Co.	6,219	395,901
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,012,363)		1,973,134

SHORT TERM INVESTMENT: 16.66%
MONEY MARKET FUND: 16.66%
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (c)	9,338,957	9,338,957
TOTAL MONEY MARKET FUND (Cost $9,338,957)		9,338,957
TOTAL SHORT TERM INVESTMENT (Cost $9,338,957)		9,338,957

TOTAL INVESTMENTS (Cost $47,480,832): 86.77%		48,629,563
Other Assets in Excess of Liabilities: 13.23% (d)		7,413,463
TOTAL NET ASSETS: 100.00%		$56,043,026

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(d)	Includes assets pledged as collateral for securities sold short.

ADR	American Depository Receipt
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: (15.08)%
Arts, Entertainment, and Recreation: (0.41)%
Live Nation Entertainment, Inc. (a)	(5,418)	$(228,314)

Construction: (0.49)%
Dycom Industries, Inc. (a)	(2,577)	(277,362)

Finance and Insurance: (1.10)%
Comerica, Inc.	(2,885)	(276,758)
Signature Bank (a)	(2,378)	(337,557)
		(614,315)
Information: (3.15)%
Adobe Systems, Inc. (a)	(1,282)	(277,015)
AMC Networks, Inc. (a)	(6,633)	(342,926)
Gogo, Inc. (a)	(3,077)	(26,555)
GTT Communications, Inc. (a)	(1,305)	(73,994)
j2 Global, Inc.	(3,480)	(274,642)
Medidata Solutions, Inc. (a)	(4,186)	(262,923)
MSG Networks, Inc. (a)	(7,379)	(166,765)
Shutterfly, Inc. (a)	(4,203)	(341,494)
		(1,766,314)
Manufacturing: (4.17)%
Actuant Corp.	(11,600)	(269,700)
Axon Enterprise, Inc. (a)	(2,395)	(94,146)
Canada Goose Holdings, Inc. (a)(b)	(2,620)	(87,560)
Caterpillar, Inc.	(2,046)	(301,541)
Coty, Inc.	(11,277)	(206,369)
Hershey Co./The	(3,024)	(299,255)
IDEXX Laboratories, Inc. (a)	(1,038)	(198,663)
MKS Instruments, Inc.	(1,610)	(186,196)
National Instruments Corp.	(1,815)	(91,785)
NETGEAR, Inc. (a)	(2,687)	(153,696)
Sanderson Farms, Inc.	(2,232)	(265,653)
Teradyne, Inc.	(3,979)	(181,880)
		(2,336,444)
Other Services (except Public Administration): (1.57)%
Regis Corp. (a)	(57,998)	(877,510)

Professional, Scientific, and Technical Services: (0.76)%
FactSet Research Systems, Inc.	(1,345)	(268,220)
Quotient Technology, Inc. (a)	(5,120)	(67,072)
Trade Desk, Inc./The (a)	(1,838)	(91,202)
		(426,494)
Retail Trade: (1.89)%
Stitch Fix, Inc. (a)	(4,697)	(95,255)
Tiffany & Co.	(6,518)	(636,548)
United Natural Foods, Inc. (a)	(7,681)	(329,822)
		(1,061,625)
Transportation and Warehousing: (0.70)%
Allegiant Travel Co.	(1,575)	(271,766)
Saia, Inc. (a)	(1,588)	(119,338)
		(391,104)
Wholesale Trade: (0.84)%
Gentherm Inc. (a)	(7,661)	(260,091)
Henry Schein, Inc. (a)	(3,167)	(212,854)
		(472,945)
TOTAL COMMON STOCKS (Proceeds $8,479,311)		(8,452,427)

EXCHANGE TRADED FUNDS: (1.52)%
CurrencyShares Japanese Yen Trust (a)	(6,372)	(574,181)
iShares Russell 2000	(1,802)	(273,598)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $827,665)		(847,779)

REAL ESTATE INVESTMENT TRUST: (0.53)%
Public Storage	(1,488)	(298,180)
TOTAL REAL ESTATE INVESTMENT TRUST Proceeds $294,133)		(298,180)
TOTAL SECURITIES SOLD SHORT (Proceeds $9,601,109)		$(9,598,386)

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 12.92%
Administrative and Support and Waste Management and Remediation Services: 0.56%
Oxford Square Capital Corp.	70,369	$429,955

Finance and Insurance: 11.32%
Apollo Investment Corp.	303,262	1,583,028
Ares Capital Corp.	155,637	2,469,959
Capitala Finance Corp.	55,431	427,927
FS Investment Corp.	54,168	392,718
Hercules Capital, Inc.	132,246	1,600,177
New Mountain Finance Corp.	60,588	796,732
OFS Capital Corp.	35,986	403,763
PennantPark Investment Corp.	59,434	397,019
TCP Capital Corp.	48,858	694,761
		8,766,084
Management of Companies and Enterprises: 1.04%
Newtek Business Services Corp.	44,662	807,042
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $10,767,856)		10,003,081

CLOSED-END INVESTMENT COMPANIES: 5.31%
GAMCO Global Gold Natural Resources & Income Trust	159,412	779,525
Nuveen Global High Income Fund	50,575	815,269
Oxford Lane Capital Corp.	42,285	428,347
PIMCO Dynamic Credit and Mortgage Income Fund	55,004	1,258,491
Western Asset Global High Income Fund, Inc.	88,373	831,590
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $4,210,516)		4,113,222

COMMON STOCKS: 16.25%
Finance and Insurance: 1.99%
Artisan Partners Asset Management, Inc.	46,177	1,537,694

Information: 0.79%
CenturyLink, Inc.	37,340	613,496

Mining, Quarrying, and Oil and Gas Extraction: 1.95%
Pattern Energy Group, Inc.	87,194	1,507,584

Professional, Scientific, and Technical Services: 1.84%
Macquarie Infrastructure Corp.	20,586	760,241
National CineMedia, Inc.	127,620	662,348
		1,422,589
Real Estate and Rental and Leasing: 0.95%
Fortress Transportation & Infrastructure Investors LLC	46,268	737,975

Retail Trade: 1.26%
Macy's, Inc.	32,926	979,219

Transportation and Warehousing: 7.47%
Dynagas LNG Partners LP (a)	72,259	722,590
GasLog Partners LP (a)	56,818	1,323,859
Golar LNG Partners LP (a)	81,115	1,387,878
Hoegh LNG Partners LP (a)	45,535	737,667
Targa Resources Corp.	36,527	1,607,188
		5,779,182
TOTAL COMMON STOCKS (Cost $14,430,291)		12,577,739

CONVERTIBLE PREFERRED STOCK: 2.91%
Utilities: 2.91%
Kinder Morgan, Inc., Series A, 9.750%, Convertible on 10/26/2018	72,450	2,252,470
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $3,183,159)		2,252,470

MASTER LIMITED PARTNERSHIPS: 22.41%	Units
Manufacturing: 0.97%
CVR Refining LP	57,315	747,961

Mining, Quarrying, and Oil and Gas Extraction: 5.69%
Alliance Resource Partners LP	46,457	819,966
SunCoke Energy Partners LP	103,993	1,851,075
USA Compression Partners LP	49,576	839,322
Viper Energy Partners LP	35,226	895,093
		4,405,456
Real Estate and Rental and Leasing: 2.29%
Icahn Enterprises LP	31,062	1,771,777

Retail Trade: 6.52%
Crestwood Equity Partners LP	105,312	2,695,987
Global Partners LP	104,180	1,599,163
Sunoco LP	29,491	752,315
		5,047,465
Transportation and Warehousing: 4.85%
Energy Transfer Partners LP	66,084	1,071,882
MPLX LP	47,091	1,555,887
Summit Midstream Partners LP	80,448	1,130,294
		3,758,063
Wholesale Trade: 2.09%
Martin Midstream Partners LP	49,438	667,413
NGL Energy Partners LP	86,272	948,992
		1,616,405
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $16,887,193)		17,347,127

PREFERRED STOCK: 1.17%	Shares
Transportation and Warehousing: 1.17%
Hoegh LNG Partners LP, Series A, 8.750% (a)	34,870	905,923
TOTAL PREFERRED STOCK (Cost $864,776)		905,923

PUBLICLY TRADED PARTNERSHIPS: 8.25%	Units
Apollo Global Management LLC	43,350	1,284,027
Ares Management LP	37,711	807,016
Blackstone Group LP/The	73,219	2,339,347
Carlyle Group LP/The	91,658	1,956,898
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $5,279,836)		6,387,288

REAL ESTATE INVESTMENT TRUSTS: 23.77%	Shares
Finance and Insurance: 7.27%
AGNC Investment Corp.	43,905	830,682
Apollo Commercial Real Estate Finance, Inc.	91,759	1,649,827
Chimera Investment Corp.	50,373	876,994
DDR Corp.	94,634	693,667
New Senior Investment Group, Inc.	101,956	834,000
Starwood Property Trust, Inc.	35,282	739,158
		5,624,328
Information: 3.99%
CyrusOne, Inc.	29,756	1,523,805
Equinix, Inc.	3,735	1,561,753
		3,085,558
Real Estate and Rental and Leasing: 10.50%
Annaly Capital Management, Inc.	77,659	809,983
CoreSite Realty Corp.	14,965	1,500,391
Digital Realty Trust, Inc.	14,790	1,558,570
Gaming and Leisure Properties, Inc.	23,168	775,433
New Residential Investment Corp.	51,729	850,942
Two Harbors Investment Corp.	51,541	792,185
Uniti Group, Inc.	24,308	395,005
Washington Prime Group, Inc.	218,001	1,454,067
		8,136,576
Transportation and Warehousing: 2.01%
Iron Mountain, Inc.	47,266	1,553,161
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,584,871)		18,399,623

ROYALTY TRUST: 0.52%
Mesabi Trust	15,584	401,288
TOTAL ROYALTY TRUST (Cost $428,138)		401,288

SHORT TERM INVESTMENT: 4.11%
MONEY MARKET FUND: 4.11%
STIT-Government & Agency Portfolio, Institutional Class, 1.55% (b)	3,182,943	3,182,943
TOTAL MONEY MARKET FUND (Cost $3,182,943)		3,182,943
TOTAL SHORT TERM INVESTMENT (Cost $3,182,943)		3,182,943

TOTAL INVESTMENTS (Cost $78,819,579): 97.62%		75,570,704
Other Assets in Excess of Liabilities: 2.38%		1,841,522
TOTAL NET ASSETS: 100.00%		$77,412,226

(a)	Foreign issued security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2018 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Multi-Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a "Fund" and collectively the "Funds") follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$145,468,822	$-	$145,468,822
Corporate Bonds	-	233,651,484	-	233,651,484
Mortgage Backed Securities	-	104,126,609	-	104,126,609
Municipal Bonds	-	2,960,567	-	2,960,567
U.S. Government Agency Issues	-	91,943,178	-	91,943,178
U.S. Government Notes	-	62,665,127	-	62,665,127
Short Term Investment	31,582,438	-	-	31,582,438
Total Investments	$31,582,438	$640,815,787	$-	$672,398,225

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$(3,177,213)	$-	$(3,177,213)
Short	-	913,007	-	913,007
Total Forward Currency Contracts	-	(2,264,206)	-	(2,264,206)
Futures Contracts
Long	7,093,507	-	-	7,093,507
Short	(401,553)	-	-	(401,553)
Total Futures Contracts	6,691,954	-	-	6,691,954
Total Other Financial Instruments	$6,691,954	$(2,264,206)	$-	$4,427,748

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2018.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$16,836,517	$-	$16,836,517
Corporate Bonds	-	24,351,582	-	24,351,582
Foreign Government Bond	-	12,303	-	12,303
Mortgage Backed Securities	-	8,643,932	-	8,643,932
Municipal Bonds	-	374,570	-	374,570
U.S. Government Agency Issues	-	12,077,714	-	12,077,714
U.S. Government Notes	-	7,699,375	-	7,699,375
Short Term Investment	7,726,128	-	-	7,726,128
Total Investments	$7,726,128	$69,995,993	$-	$77,722,121

Swap Contracts*
Total Return Swap Contracts	$-	$(9,287,422)	$-	$(9,287,422)
Total Swap Contracts	$-	$(9,287,422)	$-	$(9,287,422)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2018.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Multi-Strategy Fund’s consolidated investments, securities sold short and swap contracts as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,342,632	$-	$-	$1,342,632
Closed-End Investment Companies	556,255	-	-	556,255
Common Stocks	4,894,501	-	-	4,894,501
Convertible Preferred Stock	300,298	-	-	300,298
Master Limited Partnerships	2,314,259	-	-	2,314,259
Preferred Stock	121,768	-	-	121,768
Publicly Traded Partnerships	855,337	-	-	855,337
Real Estate Investment Trusts	2,484,148	-	-	2,484,148
Royalty Trust	51,552	-	-	51,552
Short Term Investment	237,673	-	-	237,673
Total Investments	$13,158,423	$-	$-	$13,158,423

Securities Sold Short
Common Stocks	$(159,077)	$-	$-	$(159,077)
Total Securities Sold Short	$(159,077)	$-	$-	$(159,077)

Swap Contracts*
Total Return Swap Contracts	$-	$(1,646,612)	$-	$(1,646,612)
Total Swap Contracts	$-	$(1,646,612)	$-	$(1,646,612)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2018.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$141,056,671	$-	$141,056,671
Foreign Government Bonds	-	3,491,161	-	3,491,161
Mortgage Backed Securities	-	40,456,910	-	40,456,910
Municipal Bond	-	1,108,034	-	1,108,034
U.S. Government Agency Issues	-	281,589,619	-	281,589,619
U.S. Government Notes	-	76,548,173	-	76,548,173
Short Term Investment	49,164,261	-	-	49,164,261
Total Investments	$49,164,261	$544,250,568	$-	$593,414,829

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$(2,628,310)	$-	$(2,628,310)
Short	-	(1,860,642)	-	(1,860,642)
Total Forward Currency Contracts	-	(4,488,952)	-	(4,488,952)
Futures Contracts
Long	1,756,367	-	-	1,756,367
Short	(2,597,096)	-	-	(2,597,096)
Total Futures Contracts	(840,729)	-	-	(840,729)
Total Other Financial Instruments	$(840,729)	$(4,488,952)	$-	$(5,329,681)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2018.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Dynamic Equity Fund’s investments and securities sold short as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$37,317,472	$-	$-	$37,317,472
Real Estate Investment Trusts	1,973,134	-	-	1,973,134
Short Term Investment	9,338,957	-	-	9,338,957
Total Investments	$48,629,563	$-	$-	$48,629,563

Securities Sold Short
Common Stocks	$(8,452,427)	$-	$-	$(8,452,427)
Exchange Traded Funds	(847,779)	-	-	(847,779)
Real Estate Investment Trust	(298,180)	-	-	(298,180)
Total Securities Sold Short	$(9,598,386)	$-	$-	$(9,598,386)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Spectrum Income Fund’s investments as of March 31, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$10,003,081	$-	$-	$10,003,081
Closed-End Investment Companies	4,113,222	-	-	4,113,222
Common Stocks	12,577,739	-	-	12,577,739
Convertible Preferred Stock	2,252,470	-	-	2,252,470
Master Limited Partnerships	17,347,127	-	-	17,347,127
Preferred Stock	905,923	-	-	905,923
Publicly Traded Partnerships	6,387,288	-	-	6,387,288
Real Estate Investment Trusts	18,399,623	-	-	18,399,623
Royalty Trust	401,288	-	-	401,288
Short Term Investment	3,182,943	-	-	3,182,943
Total Investments	$75,570,704	$-	$-	$75,570,704

See the Fund’s schedule of investments for detail by industry classification.

The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.

For each of the Funds, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

Derivatives and Other Financial Instruments
March 31, 2018 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized appreciation or depreciation on open contracts from the preceding period, are recognized as part of net realized gain (loss) and net unrealized appreciation (depreciation) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund at March 31, 2018, as presented on each Fund's consolidated statements of asset and liabilities:

			Net Unrealized
			Appreciation
	Fair Value		(Depreciation)
Derivatives not accounted for as hedging instruments	Assets	Liabilities	on Open Positions
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$814,884	$3,992,097	$(3,177,213)
Short	2,408,030	1,495,023	913,007
Total Forward Currency Contracts	3,222,914	5,487,120	(2,264,206)

Futures Contracts(b)
Long Contracts
Commodity	7,055,807	4,666,982	2,388,825
Equity	1,207,558	1,159,626	47,932
Foreign exchange	-	17,035	(17,035)
Interest rate	4,674,393	608	4,673,785
Total Long Contracts	12,937,758	5,844,251	7,093,507

Short Contracts
Commodity	2,472,585	14,907	2,457,678
Equity	623,865	180,701	443,164
Foreign exchange	22,764	43,942	(21,178)
Interest rate	108,743	3,389,960	(3,281,217)
Total Short Contracts	3,227,957	3,629,510	(401,553)
Total Futures Contracts	16,165,715	9,473,761	6,691,954
Total Forward Currency Contracts and Futures Contracts	$19,388,629	$14,960,881	$4,427,748

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$9,287,422	$(9,287,422)

LoCorr Multi-Strategy Fund
Long Total Return Swap Contracts
LoCorr Multi-Strategy Index	$-	$1,646,612	$(1,646,612)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$149,538	$2,777,848	$(2,628,310)
Short	61,035	1,921,677	(1,860,642)
Total Forward Currency Contracts	210,573	4,699,525	(4,488,952)

Futures Contracts(b)
Long Contracts
Commodity	12,351,599	9,180,356	3,171,243
Equity	555,860	2,585,947	(2,030,087)
Foreign exchange	-	-	-
Interest rate	615,211	-	615,211
Total Long Contracts	13,522,670	11,766,303	1,756,367

Short Contracts
Commodity	4,571,714	15,230	4,556,484
Equity	1,749,583	246,016	1,503,567
Foreign exchange	-	123,954	(123,954)
Interest rate	279,850	8,813,043	(8,533,193)
Total Short Contracts	6,601,147	9,198,243	(2,597,096)
Total Futures Contracts	20,123,817	20,964,546	(840,729)
Total Forward Currency Contracts and Futures Contracts	$20,334,390	$25,664,071	$(5,329,681)

(a)  Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)  Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the three months ended March 31, 2018 for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(8,515,301)	$2,473,324
Futures Contracts
Commodity	1,184,789	(7,472,315)
Equity	(25,618,015)	(76,192)
Foreign exchange	229,228	(177,814)
Interest rate	(242,764)	1,823,949
Total Futures Contracts	(24,446,762)	(5,902,372)
Total Forward Currency Contracts and Futures Contracts	$(32,962,063)	$(3,429,048)

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$-	$2,232,297

LoCorr Multi-Strategy Fund
Swap Contracts	$(272,625)	$(1,186,346)

LoCorr Market Trend Fund
Forward Currency Contracts	$(4,891,709)	$(3,502,897)
Futures Contracts
Commodity	9,940,622	(16,780,534)
Equity	(12,285,408)	(1,133,707)
Foreign exchange	960,008	(480,323)
Interest rate	1,034,362	(11,758,890)
Total Futures Contracts	(350,416)	(30,153,454)
Total Forward Currency Contracts and Futures Contracts	$(5,242,125)	$(33,656,351)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the three months ended March 31, 2018:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$850,423,861	$748,514,666
Futures Contracts	1,951,740,541	1,548,285,540

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$78,850,000	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$27,101,783	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,165,728,685	$837,910,885
Futures Contracts	2,275,262,443	3,064,801,502

The swap contracts and the commodity-related futures contracts reported in the tables above represent balances and activity of each Fund's respective wholly-owned and controlled subsidiary.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Federal Tax Information
March 31, 2018 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows:(1)

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Multi- Strategy Fund

Tax cost of portfolio (2)	$679,713,670	$78,413,224	$13,730,416

Gross unrealized appreciation	20,857,943	2,585,316	509,287
Gross unrealized depreciation	(23,745,640)	(12,563,841)	(2,886,969)
Net unrealized appreciation (depreciation)	(2,887,697)	(9,978,525)	(2,377,682)

	LoCorr Market Trend Fund	LoCorr Dynamic Equity Fund	LoCorr Spectrum Income Fund

Tax cost of portfolio (2)	$598,312,526	$37,879,723	$78,819,579

Gross unrealized appreciation	21,763,938	3,383,999	4,052,069
Gross unrealized depreciation	(31,991,316)	(2,232,545)	(7,300,944)
Net unrealized appreciation (depreciation)	(10,227,378)	1,151,454	(3,248,875)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Total Portfolio represents aggregate amounts of Fund's investments, securities sold short, forward currency contracts and futures contracts, where applicable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)  /s/ Kevin Kinzie
  Kevin Kinzie, President

Date  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Kevin Kinzie
  Kevin Kinzie, President

Date  May 29, 2018

By (Signature and Title)  /s/ Jon Essen
  Jon Essen, Treasurer

Date  May 29, 2018